Document and Entity Information	12 Months Ended
Mar. 31, 2010
Document Type	20-F
Amendment Flag	false
Document Period End Date	2010-03-31
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	MFG
Entity Registrant Name	MIZUHO FINANCIAL GROUP INC
Entity Central Index Key	0001335730
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	15,494,397,690

CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2010	Mar. 31, 2009
Assets:
Cash and due from banks (Note 10)	¥ 3,399,459	¥ 2,732,912
Interest-bearing deposits in other banks (Note 10)	2,027,054	3,128,135
Call loans and funds sold	607,017	144,505
Receivables under resale agreements	7,131,621	6,276,539
Receivables under securities borrowing transactions	5,744,901	5,819,418
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of Yen 4,054,073 million in 2009 and Yen 7,750,764 million in 2010) (Notes 4, 10 and 29)	31,527,969	31,006,311
Investments (Notes 5, 10 and 29):
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of Yen 2,502,478 million in 2009 and Yen 3,766,797 million in 2010)	37,801,365	27,554,734
Held-to-maturity securities	603,379	179,134
Other investments	847,928	1,011,838
Loans (Notes 6, 7, 10 and 29)	63,782,851	72,657,095
Allowance for loan losses	(879,433)	(869,786)
Loans, net of allowance	62,903,418	71,787,309
Premises and equipment-net (Note 8)	1,047,917	899,748
Due from customers on acceptances	51,010	54,208
Accrued income	265,747	296,208
Goodwill (Note 9)	15,016	15,016
Intangible assets (Notes 3 and 9)	80,994	10,018
Deferred tax assets (Note 21)	826,157	791,462
Other assets (Notes 6, 10, 15, 22 and 29)	3,470,504	3,375,536
Total assets	158,351,456	155,083,031
Domestic:
Noninterest-bearing deposits	11,100,878	11,843,441
Interest-bearing deposits	67,136,833	67,114,628
Foreign:
Noninterest-bearing deposits	530,818	470,757
Interest-bearing deposits	8,007,722	7,646,901
Debentures (Note 12)	1,517,798	2,300,460
Due to trust accounts (Note 13)	1,025,431	986,148
Call money and funds purchased	5,786,370	6,449,830
Payables under repurchase agreements	12,075,799	9,183,363
Payables under securities lending transactions	6,824,807	4,302,824
Commercial paper	150,834	315,819
Other short-term borrowings	8,894,961	8,399,639
Trading account liabilities (Notes 4 and 29)	19,402,556	21,507,485
Bank acceptances outstanding	51,010	54,208
Income taxes payable (Note 21)	17,753	22,239
Deferred tax liabilities (Note 21)	11,705	7,443
Accrued expenses	207,677	216,206
Long-term debt (including liabilities accounted for at fair value of Yen 267,539 million in 2009, and Yen 353,604 million in 2010) (Notes 14 and 29)	8,482,434	8,017,770
Other liabilities (Notes 15, 22, 25 and 29)	3,794,052	5,206,690
Total liabilities	155,019,438	154,045,851
Commitments and contingencies (Note 25)
MHFG shareholders' equity:
Preferred stock (Note 16)	535,971	948,641
Common stock (Note 17)-no par value, authorized 24,115,759,000 shares in 2009, and 24,115,759,000 shares in 2010, and issued 11,178,940,660 shares in 2009, and 15,494,397,690 shares in 2010	4,324,705	3,386,792
Accumulated deficit	(2,325,109)	(3,293,692)
Accumulated other comprehensive income (loss), net of tax	435,832	(189,476)
Less: Treasury stock, at cost-Common stock 11,335,903 shares in 2009, and 9,397,093 shares in 2010	(5,184)	(6,218)
Total MHFG shareholders' equity	2,966,215	846,047
Noncontrolling interests (Note 26)	365,803	191,133
Total equity	3,332,018	1,037,180
Total liabilities and equity	¥ 158,351,456	¥ 155,083,031

CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥) In Millions, except Share data	Mar. 31, 2010	Mar. 31, 2009
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	¥ 7,750,764	¥ 4,054,073
Available-for-sale securities, assets pledged that secured parties are permitted to sell or repledge	3,766,797	2,502,478
Long-term debt, liabilities accounted for at fair value	¥ 353,604	¥ 267,539
Common stock, par value	¥ 0	¥ 0
Common stock, authorized	24,115,759,000	24,115,759,000
Common stock, issued	15,494,397,690	11,178,940,660
Treasury stock, shares	9,397,093	11,335,903

CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Interest and dividend income:
Loans, including fees (Note 6)	¥ 1,093,463	¥ 1,482,824	¥ 1,634,902
Investments:
Interest	203,744	269,529	637,455
Dividends	74,226	97,395	91,131
Trading account assets	204,088	287,458	84,426
Call loans and funds sold	3,432	8,937	13,568
Receivables under resale agreements and securities borrowing transactions	44,147	199,966	570,434
Deposits	9,182	38,082	78,344
Total interest and dividend income	1,632,282	2,384,191	3,110,260
Interest expense:
Deposits	195,543	487,470	754,180
Debentures	11,960	17,594	23,746
Trading account liabilities	30,743	18,028	27,107
Call money and funds purchased	10,948	48,259	59,829
Payables under repurchase agreements and securities lending transactions	46,104	257,338	760,367
Other short-term borrowings	24,958	69,820	75,498
Long-term debt	207,903	203,506	210,795
Total interest expense	528,159	1,102,015	1,911,522
Net interest income	1,104,123	1,282,176	1,198,738
Provision (credit) for loan losses (Notes 6 and 7)	222,102	567,396	(57,766)
Net interest income after provision (credit) for loan losses	882,021	714,780	1,256,504
Noninterest income:
Fees and commissions (Note 28)	586,408	560,539	633,064
Foreign exchange gains (losses)-net (Note 4)	(1,311)	23,769	296,732
Trading account gains-net (Note 4)	421,593	122,018	135,955
Investment gains (losses)-net (Note 5)	66,763	(462,207)	(191,314)
Gains on disposal of premises and equipment	27,543	23,359	37,264
Other noninterest income (Notes 3, 22 and 31)	229,851	184,749	183,242
Total noninterest income	1,330,847	452,227	1,094,943
Noninterest expenses:
Salaries and employee benefits (Note 22)	592,520	495,943	436,100
General and administrative expenses	496,987	499,441	508,749
Impairment of goodwill (Note 9)			50,258
Occupancy expenses	172,160	177,646	196,735
Fees and commission expenses	91,621	105,744	111,172
Provision (credit) for losses on off-balance-sheet instruments (Note 25)	(24,107)	83,628	5,090
Other noninterest expenses (Notes 6, 24 and 31)	197,232	162,699	196,205
Total noninterest expenses	1,526,413	1,525,101	1,504,309
Income (loss) before income tax expense (benefit)	686,455	(358,094)	847,138
Income tax expense (benefit) (Note 21)	(360,195)	761,908	672,176
Net income (loss)	1,046,650	(1,120,002)	174,962
Less: Net income (loss) attributable to noncontrolling interests	46,961	(61,555)	(53,656)
Net income (loss) attributable to MHFG shareholders	¥ 999,689	¥ (1,058,447)	¥ 228,618
Earnings per common share (Note 20):
Basic net income (loss) per common share	¥ 70.55	¥ (95.96)	¥ 18.17
Diluted net income (loss) per common share	¥ 61.64	¥ (95.96)	¥ 16.77

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Net income (loss)	¥ 1,046,650	¥ (1,120,002)	¥ 174,962
Unrealized net gains (losses) on available-for-sale securities, net of tax (Notes 5 and 21):
Unrealized holding gains (losses)	508,333	(715,266)	(886,567)
Less: reclassification adjustments for losses (gains) included in net income	13,032	(40,090)	(250,043)
Total	521,365	(755,356)	(1,136,610)
Foreign currency translation adjustments, net of tax:
Foreign currency translation adjustments	17,269	(102,254)	(19,474)
Less: reclassification adjustments for losses (gains) included in net income
Total	17,269	(102,254)	(19,474)
Pension liability adjustments, net of tax (Notes 21 and 22):
Unrealized gains (losses)	187,485	(273,792)	(245,429)
Less: reclassification adjustments for losses (gains) included in net income	22,691	3,972	(4,115)
Total	210,176	(269,820)	(249,544)
Total other comprehensive income (loss), net of tax	748,810	(1,127,430)	(1,405,628)
Total comprehensive income (loss)	1,795,460	(2,247,432)	(1,230,666)
Less: Total comprehensive income (loss) attributable to noncontrolling interests	68,952	(96,716)	(91,519)
Total comprehensive income (loss) attributable to MHFG shareholders	¥ 1,726,508	¥ (2,150,716)	¥ (1,139,147)

CONSOLIDATED STATEMENTS OF EQUITY (JPY ¥) In Millions	Preferred stock (Note 16)	Common stock (Note 17)	Accumulated deficit	Unrealized net gains on available-for-sale securities (Note 5)	Foreign currency translation adjustments	Pension liability adjustments (Note 22)	Accumulated other comprehensive income (loss), net of tax	Treasury stock, at cost	Total MHFG shareholders' equity	Noncontrolling interests	Total
Balance at beginning of fiscal year at Mar. 31, 2007	¥ 980,430	¥ 3,532,492	¥ (2,105,719)	¥ 2,214,375	¥ (57,403)	¥ 130,855		¥ (32,330)		¥ 341,603
Cumulative effect of change in accounting principle (Notes 2 and 5)			(2,597)
Purchases of treasury stock								(150,464)
Effect of increase/decrease in consolidated subsidiaries										61,932
Balance at beginning of fiscal year, adjusted			(2,108,316)	2,214,375
Dividends paid to noncontrolling interests										(12,659)
Net income (loss)			228,618								174,962
Net income (loss) attributable to noncontrolling interests										(53,656)	53,656
Dividends declared			(101,230)
Change during year				(1,111,162)						(25,448)	(1,136,610)
Cancellation of common stock		(95,055)	(85,134)
Change during year					(13,722)					(5,752)	(19,474)
Change during year						(242,881)				(6,663)	(249,544)
Sales of treasury stock								100
Cancellation of treasury stock								180,189
Other		(17)	(542)					(3)
Balance at end of fiscal year at Mar. 31, 2008	980,430	3,437,420	(2,066,604)	1,103,213	(71,125)	(112,026)	920,062	(2,508)	3,268,800	299,357	3,568,157
Cumulative effect of change in accounting principle (Notes 2 and 5)			27,837	(17,269)
Purchases of treasury stock								(150,359)
Change during year	(31,789)
Effect of increase/decrease in consolidated subsidiaries										4,639
Issuance of new shares of common stock by conversion of preferred stock		31,789
Balance at beginning of fiscal year, adjusted			(2,038,767)	1,085,944
Dividends paid to noncontrolling interests										(16,147)
Net income (loss)			(1,058,447)								(1,120,002)
Net income (loss) attributable to noncontrolling interests										(61,555)	61,555
Dividends declared			(133,898)
Change during year				(737,155)						(18,201)	(755,356)
Cancellation of common stock		(83,729)	(62,580)
Change during year					(95,450)					(6,803)	(102,254)
Change during year						(259,664)				(10,157)	(269,820)
Sales of treasury stock		124						280
Stock-based compensation (Note 23)		1,188
Cancellation of treasury stock								146,309
Other								60
Balance at end of fiscal year at Mar. 31, 2009	948,641	3,386,792	(3,293,692)	348,789	(166,575)	(371,690)	(189,476)	(6,218)	846,047	191,133	1,037,180
Effect of business combination (Note 3)										151,584
Issuance of new shares of common stock		533,794
Cumulative effect of change in accounting principle (Notes 2 and 5)			99,910	(99,910)
Purchases of treasury stock								(5)
Change during year	(412,670)
Effect of increase/decrease in consolidated subsidiaries										(40,204)
Issuance of new shares of common stock by conversion of preferred stock		412,670
Balance at beginning of fiscal year, adjusted			(3,193,782)	248,879
Dividends paid to noncontrolling interests										(5,662)
Net income (loss)			999,689								1,046,650
Net income (loss) attributable to noncontrolling interests										46,961	(46,961)
Dividends declared			(131,016)
Change during year				506,131						15,234	521,365
Change during year					16,371					(1,144)	17,269
Change during year						202,716				7,901	210,176
Sales of treasury stock		(662)						1,039
Stock-based compensation (Note 23)		1,114
Change in ownership interest in consolidated subsidiaries		(9,003)
Balance at end of fiscal year at Mar. 31, 2010	¥ 535,971	¥ 4,324,705	¥ (2,325,109)	¥ 755,010	¥ (150,204)	¥ (168,974)	¥ 435,832	¥ (5,184)	¥ 2,966,215	¥ 365,803	¥ 3,332,018

CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Cash flows from operating activities:
Net income (loss)	¥ 1,046,650	¥ (1,120,002)	¥ 174,962
Less: Net income (loss) attributable to noncontrolling interests	46,961	(61,555)	(53,656)
Net income (loss) attributable to MHFG shareholders	999,689	(1,058,447)	228,618
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	156,393	146,191	169,925
Provision (credit) for loan losses	222,102	567,396	(57,766)
Investment losses (gains)-net	(66,763)	462,207	191,314
Foreign exchange losses (gains)-net	(26,236)	(9,379)	(77,285)
Deferred income tax expense (benefit)	(377,308)	711,122	626,993
Net change in trading account assets	458,239	(94,841)	(7,361,861)
Net change in trading account liabilities	(2,679,240)	2,466,501	3,121,154
Net change in loans held for sale	7,294	118,061	(508,544)
Net change in accrued income	38,118	61,503	42,176
Net change in accrued expenses	(13,462)	(64,062)	(3,685)
Other-net	267,222	191,170	50,813
Net cash provided by (used in) operating activities	(1,013,952)	3,497,422	(3,578,148)
Cash flows from investing activities:
Proceeds from sales of available-for-sale securities	39,430,098	47,038,991	67,552,771
Proceeds from maturities of available-for-sale securities	12,558,894	18,466,507	17,172,457
Purchases of available-for-sale securities	(62,815,825)	(65,128,275)	(85,919,342)
Proceeds from maturities of held-to-maturity securities	180,497	594,915	511,008
Purchases of held-to-maturity securities	(602,036)
Proceeds from sales of other investments	26,704	33,522	278,151
Purchases of other investments	(120,662)	(103,651)	(306,014)
Proceeds from sales of loans	367,069	326,781	225,456
Net change in loans	8,327,521	(5,980,581)	(1,063,414)
Net change in interest-bearing deposits in other banks	1,063,622	(1,597,417)	(469,747)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	(718,570)	3,296,830	419,782
Proceeds from sales of premises and equipment	15,819	7,068	37,895
Purchases of premises and equipment	(255,596)	(221,070)	(215,259)
Cash and due from banks acquired in business combination (Note 3)	118,703
Net cash used in investing activities	(2,423,762)	(3,266,380)	(1,776,256)
Cash flows from financing activities:
Net change in deposits	(221,970)	1,916,425	3,955,538
Net change in debentures	(782,662)	(858,984)	(1,564,759)
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions	4,260,291	(4,090,352)	1,227,192
Net change in due to trust accounts	39,283	(133,799)	(15,412)
Net change in commercial paper and other short-term borrowings	(6,527)	3,406,013	(190,847)
Proceeds from issuance of long-term debt	1,582,902	1,824,193	2,114,094
Repayment of long-term debt	(1,150,366)	(1,323,482)	(914,274)
Proceeds from noncontrolling interests	1,516	14,776	49,805
Payment to noncontrolling interests	(15,459)	(8,563)	(12,603)
Proceeds from issuance of common stock	533,794
Proceeds from sales of treasury stock	4	179	99
Purchases of treasury stock	(5)	(150,359)	(150,464)
Dividends paid	(130,297)	(133,394)	(101,115)
Dividends paid to noncontrolling interests	(5,662)	(16,147)	(12,659)
Net cash provided by financing activities	4,104,842	446,506	4,384,595
Effect of exchange rate changes on cash and due from banks	(581)	(30,483)	(20,204)
Net increase (decrease) in cash and due from banks	666,547	647,065	(990,013)
Cash and due from banks at beginning of fiscal year	2,732,912	2,085,847	3,075,860
Cash and due from banks at end of fiscal year	3,399,459	2,732,912	2,085,847
Supplemental disclosure of cash flow information:
Interest paid	518,937	1,222,552	1,905,955
Income taxes paid (refunded), net	(54,885)	(35,705)	(47,426)
Noncash investing activities:
Transfer from loans into other investments	2,222		92,409
Transfer from loans held for sale into loans		378,038
Investment in capital leases	6,763	2,439	3,805
Noncash assets acquired and liabilities assumed at fair value in business combination (Note 3):
Noncash assets acquired at fair value	2,200,521
Noncash liabilities assumed at fair value	¥ 2,025,753

Basis of presentation and summary of significant accounting policies	12 Months Ended
Mar. 31, 2010
Basis of presentation and summary of significant accounting policies

1. Basis of presentation and summary of significant accounting policies

Basis of presentation

Mizuho Financial Group, Inc. (“MHFG”) is a joint stock corporation with limited liability under the laws of Japan. MHFG, through its subsidiaries (“the MHFG Group”, or “the Group”), provides domestic and international financial services in Japan and other countries. MHFG’s subsidiaries are segmented on the basis of the nature of the financial products and services and the type of customers. Mizuho Bank, Ltd. (“MHBK”), a retail-oriented banking subsidiary, offers financial services mainly to individual customers, small and medium enterprises (“SMEs”), middle-market corporations and local governmental entities in Japan. Mizuho Corporate Bank, Ltd. (“MHCB”), a wholesale banking subsidiary, offers various financial services to large Japanese corporations, financial institutions, public sector entities and foreign corporations. Mizuho Trust & Banking Co., Ltd. (“MHTB”), a trust bank subsidiary, offers mainly trust-related products and consulting services. Other major subsidiaries include Mizuho Securities Co., Ltd. (“MHSC”), Trust & Custody Service Bank, Ltd. (“TCSB”), Mizuho Investors Securities Co., Ltd. (“MHIS”), Mizuho Capital Co., Ltd., and Mizuho Business Financial Center Co., Ltd. See Note 31 “Business segment information” for further discussion of the Group’s segment information.

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements are stated in Japanese yen, the currency of the country in which MHFG is incorporated and principally operates.

The accompanying consolidated financial statements include the accounts of MHFG and its subsidiaries. The consolidated financial statements also include the accounts of the variable interest entities (“VIEs”) for which MHFG or its subsidiaries have been determined to be the primary beneficiary under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, “Consolidation” (“ASC 810”). All significant intercompany transactions and balances have been eliminated in consolidation. The MHFG Group accounts for investments in entities over which it has significant influence using the equity method of accounting. These investments are included in Other investments and the Group’s proportionate share of income or loss is included in Investment gains (losses)—net.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and related disclosures. Specific areas, among others, requiring the application of management’s estimates and judgment include assumptions pertaining to the allowance for loan losses, allowance for losses on off-balance-sheet instruments, deferred tax assets, derivative financial instruments, investments and pension and other employee benefits. Actual results could differ from estimates and assumptions made.

Definition of cash and due from banks

For purposes of the consolidated statements of cash flows, Cash and due from banks include cash on hand, cash items in the process of collection and noninterest-bearing deposits with banks.

Translation of foreign currency financial statements and foreign currency transactions

Financial statements of overseas entities are prepared using the functional currency of each entity and translated into Japanese yen for consolidation purposes. Assets and liabilities are translated using the fiscal-year-end exchange rate of each functional currency, and income and expense using the average rate of each functional currency for the period.

Foreign currency translation gains and losses related to the financial statements of overseas entities of the MHFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of Accumulated other comprehensive income (loss), net of tax. Tax effects of gains and losses on foreign currency translation of financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.

Assets and liabilities denominated in foreign currencies are translated into Japanese yen at the fiscal-year-end foreign exchange rates, and gains and losses resulting from such translation are included in Foreign exchange gains (losses)—net, as appropriate. Foreign currency denominated income and expenses are translated using average exchange rates for the period.

Call loans and call money

Call loans and call money represent lending/borrowing through the Japanese short-term money market to/from other financial institutions such as banks, insurance companies, and securities brokerage houses.

Repurchase and resale agreements, securities lending and borrowing and other secured financing transactions

Securities sold under agreements to repurchase (“repurchase agreements”), securities purchased under agreements to resell (“resale agreements”) and securities lending and borrowing transactions are accounted for as secured financing or lending transactions when control over the underlying securities is not deemed to be surrendered by the transferor. Otherwise, they are recorded as sales of securities with related forward repurchase commitments or purchases of securities with related forward resale commitments in accordance with ASC 860 “Transfers and Servicing” (“ASC 860”).

Under resale agreements, securities borrowing and certain derivatives transactions, the MHFG Group receives collateral in the form of securities. In many cases, the MHFG Group is permitted to sell or repledge the securities obtained as collateral. Disclosures of such collateral are presented in Note 10 “Pledged assets and collateral”. With respect to securities lending, repurchase agreements, and certain derivative transactions, counterparties may have the right to sell or repledge securities that the MHFG Group has pledged as collateral. The MHFG Group separately discloses those pledged securities in the consolidated balance sheets.

The MHFG Group monitors credit exposure arising from resale agreements, repurchase agreements, securities borrowing and securities lending transactions on a daily basis, and additional collateral is obtained from or returned to counterparties as appropriate.

Trading securities and trading securities sold, not yet purchased

Trading securities consist of securities and money market instruments that are bought and held principally for the purpose of reselling in the near term with the objective of generating profits on short-term fluctuations in price. Trading securities sold, not yet purchased, are securities and money market instruments sold to third parties that the MHFG Group does not own and is obligated to purchase at a later date to cover the short position. Trading securities and trading securities sold, not yet purchased, are classified at the date of commitment or purchase. Trading securities and trading securities sold, not yet purchased, are recorded at fair value in the consolidated balance sheets in Trading account assets and Trading account liabilities with realized and unrealized gains and losses recorded on a trade date basis in Trading account gains—net in earnings. Interest and dividends on trading account debt and equity securities, including securities sold, not yet purchased, are recorded in Interest and dividend income or Interest expense on an accrual basis.

Investments

Debt securities that the MHFG Group has both the positive intent and ability to hold to maturity are classified as Held-to-maturity securities and carried at amortized cost. Debt securities that the MHFG Group may not hold to maturity as well as any marketable equity securities, other than those classified as trading account securities, are classified as Available-for-sale securities, and are carried at fair value, with unrealized gains and losses reported in Accumulated other comprehensive income (loss), net of tax. Available-for-sale securities also include retained subordinated beneficial interests in a securitization transaction that can contractually be repaid or otherwise settled in such a way that the holder would not recover substantially all of its recorded investments.

Prior to April 1, 2009, declines in the fair value of Held-to-maturity and Available-for-sale securities below their amortized cost, that were deemed to be other-than-temporary, were all reported in Investment gains (losses)—net. Effective April 1, 2009, the MHFG Group adopted new accounting guidance for impairments of debt securities that are deemed to be other-than-temporary. Under the new impairment model, the credit component of an other-than-temporary impairment of a debt security is reported in Investment gains (losses)—net and the noncredit component is reported in Other comprehensive income (loss). See Note 5 “Investments” for further discussion of the new impairment model for debt securities. In addition, other-than-temporary declines in beneficial interests purchased or retained in a securitization transaction which are classified as available-for-sale debt securities are recognized if there has been an adverse change in the cash flows as of the balance sheet date. Interest and dividends, as well as amortization of premiums and accretion of discounts, are reported in Interest and dividend income. Amortization of premiums and accretion of discounts on debt securities are recognized over the remaining maturity under the interest method. Gains and losses on disposition of investments are computed using the first-in first-out method for debt securities and the average method for equity securities, and are recorded on the trade date.

Other investments include marketable and non-marketable equity securities accounted for using the equity method, marketable and non-marketable investments held by consolidated investment companies which are held at fair value under specialized industry accounting principles for investment companies, and other non-marketable equity securities carried at cost, less other-than-temporary impairment, if any.

Derivative financial instruments

Derivative financial instruments are bought and held principally for the purpose of market making for customers, proprietary trading in order to generate trading revenues and fee income, and also to manage the MHFG Group’s exposure to interest rate, credit and market risks related to asset and liability management. Such derivative financial instruments include interest rate, commodity, foreign currency, equity and credit default swap agreements, options, caps and floors, and financial futures and forward contracts.

Derivatives bought and held for trading purposes are recorded in the consolidated balance sheets at fair value in Trading account assets and Trading account liabilities. The fair value of derivatives in a gain position and a loss position are reported as Trading account assets and Trading account liabilities, respectively.

Derivatives used for asset and liability management include contracts that qualify for hedge accounting under ASC 815, “Derivatives and Hedging” (“ASC 815”). To be eligible for hedge accounting, derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows from the hedged items attributable to the particular risk being hedged. All qualifying hedging derivatives are valued at fair value and included in Trading account assets or Trading account liabilities. Derivatives that do not qualify for hedge accounting under ASC 815 are treated as trading positions and are accounted for as such. The fair value amounts recognized for such derivatives are not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreement with the same counterparty.

The fair value of derivative financial instruments is based on quoted market prices or broker-dealer quotes. If quoted market prices or broker-dealer quotes are not available, the fair value is estimated using quoted market prices for similar instruments, option or binomial pricing models or present value cash flow analysis, applying current observable market information, where available. The determination of fair value includes various factors such as exchange or over-the-counter market quotes, time value and volatility factors for options and warrants, observed prices for similar or synthetic instruments, and counterparty credit quality including potential exposure.

Changes in fair value of all derivatives are recorded in earnings, except for derivatives qualifying as net investment hedges under ASC 815 which are recorded in Accumulated other comprehensive income (loss), net of tax. The fair value changes of all derivatives relating to foreign currency exchange rates are included in Foreign exchange gains (losses)—net. Other elements of the fair value changes, including interest rate, equity and credit related components except that of certain credit derivatives hedging the credit risk in corporate loan portfolio, are recognized in Trading account gains—net. The net gain (loss) resulting from changes in the fair values of certain credit derivatives where the Group purchases protection to mitigate its credit risk exposure related to its corporate loan portfolio is recorded in Other noninterest income (expenses).

Certain financial and hybrid instruments often contain embedded derivative instruments that possess implicit or explicit contract terms in a manner similar to that of a derivative instrument. Such derivative instruments are required to be fair-valued separately from the host contracts if they meet the criteria of an embedded derivative. Such criteria include whether the entire instrument is not marked to market through earnings, the economics of the embedded terms are not clearly and closely related to those of the host contract and the embedded terms would meet the definition of a derivative on a stand-alone basis.

Loans

Loans are generally carried at the principal amount adjusted for unearned income and deferred net nonrefundable loan fees and costs. Loan origination fees, net of certain direct origination costs are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on performing loans is accrued and credited to income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the life of the loan using a method that approximates the interest method.

Loans are considered impaired when, based on current information and events, it is probable that the MHFG Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loan. Factors considered by management in determining if a loan is impaired include delinquency status and the ability of the debtor to make payment of the principal and interest when due.

Loans are designated as nonaccrual when management determines them to be impaired based on all the relevant facts and circumstances. When a loan is placed on nonaccrual status, interest accrual and amortization of net origination fees are suspended and the capitalized interest is written off. Cash received on nonaccrual loans is accounted for as reduction of the loan principal if the ultimate collectibility of the principal amount is uncertain, otherwise, as interest income. Loans are not restored to accrual status until interest and principal payments are current and future payments are reasonably assured.

Fees received in connection with a modification of the terms of a restructured loan that meet the definition of troubled debt restructurings in accordance with ASC 310, “Receivables” (“ASC 310”) are applied as a reduction of the recorded investment in the loan. All related costs, including direct loan origination costs, are charged to expense as incurred.

Loans that have been identified to be sold are classified as loans held for sale within Other assets and are accounted for at the lower of cost or fair value. If management decides to retain certain loans held for sale for the foreseeable future or until maturity or payoff, such items are transferred to Loans at the lower of cost or fair value.

Securitization

The MHFG Group engages in securitization activities related to mortgage loans and other loans in the normal course of business. The MHFG Group records a loan securitization as a sale when the transferred loans are legally isolated from the Group’s creditors and the accounting criteria for a sale are met in accordance with ASC 860. Otherwise, the transfer is accounted for as a collateralized borrowing. Gains or losses on securitization depending in part on the carrying amount of the loans are allocated between the loans derecognized and the retained interests based on their relative fair values at the date of the transfer. Interests in loans sold through securitization may be retained by the Group in the form of subordinated beneficial interests. The MHFG Group estimates fair value of these subordinated beneficial interests based on the present value of future expected cash flows, using management’s best estimates of the key assumptions, such as default rates, discount rates, and prepayment rates, and records them as available-for-sale debt securities.

Allowance and provision (credit) for loan losses

The MHFG Group maintains an appropriate amount of allowance for loan losses to absorb probable losses inherent in the loan portfolio and makes adjustments to such allowance through Provision (credit) for loan losses in the consolidated statements of income. Loan principal which management judges to be uncollectible, based on detailed loan reviews and a credit quality assessment, is charged off against the allowance for loan losses. Subsequent recoveries of previously charged-off loan balances are recorded as an increase to the allowance for loan losses as the recoveries are received.

The credit quality review process and the credit rating process serve as the basis for determining the allowance for loan losses. Through such processes loans are categorized into groups to reflect the probability of default, whereby the MHFG Group’s management assesses the ability of borrowers to service their debt, taking into consideration current financial information, ability to generate cash, historical payment experience, analyses of relevant industry segments and current trends. In determining the appropriate level of the allowance, the MHFG Group evaluates the probable loss by category of loan based on its risk type and characteristics.

The allowance for loan losses is determined in accordance with ASC 310 and ASC 450, “Contingencies” (“ASC 450”). The MHFG Group measures the impairment of a loan, based on the present value of expected future cash flows discounted at the loan’s initial effective interest rate, the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent, when it is probable that the MHFG Group will be unable to collect all amounts due according to the contractual terms of the loan agreement. Certain impaired loans are aggregated for the purpose of measuring impairment and a formula allowance utilizing historical loss factors is applied. The formula allowance is also applied to groups of small balance, homogeneous loans that are collectively evaluated for impairment and for non-homogeneous loans that have not been identified as impaired. The evaluation of inherent loss for these loans involves a high degree of uncertainty, subjectivity and judgment because probable loan losses are not easily identifiable or measurable. In determining the formula allowance, the MHFG Group therefore relies on a statistical analysis that incorporates loss rates based on its own historical loss experience and third party data. The estimation of the formula allowance is back-tested on a periodic basis by comparing the allowance with the actual results subsequent to the balance sheet date.

The historical loss rate is adjusted, where appropriate, to reflect current factors, such as general economic and business conditions affecting the key lending areas of the MHFG Group, credit quality trends, specific industry conditions within portfolio segments, and recent loss experience in particular segments of the portfolio.

Allowance and provision (credit) for losses on off-balance-sheet instruments

The MHFG Group maintains an allowance for losses on off-balance-sheet credit instruments, such as guarantees, standby letters of credit, commitments to invest in securities and commitments to extend credit, in the same manner as the allowance for loan losses. The allowance is recorded in Other liabilities. Net changes in the allowance for losses on off-balance-sheet instruments are accounted for in the Provision (credit) for losses on off-balance-sheet instruments in the consolidated statements of income.

Premises and equipment

Premises and equipment are stated at historical cost, and depreciation and amortization are recorded over the estimated useful lives of the assets, except for leasehold improvements, which are amortized over the shorter of the estimated useful lives of the assets or the lease term. Depreciation and amortization are principally computed under the straight-line method with respect to buildings and leasehold improvements and under the declining-balance method with respect to other premises and equipment.

The useful lives of premises and equipment are as follows:

Years
Buildings	3 to 50
Equipment and furniture	2 to 20
Leasehold improvements	3 to 50

Regular repairs and maintenance costs that do not extend the estimated useful life are charged to expense as incurred. Upon sale or disposition of premises and equipment, the cost and related accumulated depreciation or amortization are removed from the accounts, and any gains or losses on disposal are included in Gains on disposal of premises and equipment or Occupancy expenses.

Impairment of long-lived assets

The MHFG Group’s long-lived assets that are held for use are reviewed periodically for events or changes in circumstances that indicate possible impairment. The Group’s impairment review is based on an undiscounted cash flow analysis of a group of assets, combined with associated liabilities, at the lowest level for which identifiable cash flows exist. Impairment occurs when the carrying value of the asset group exceeds the future undiscounted cash flows that the asset group is expected to generate. When there is impairment, the future cash flows are then discounted to determine the estimated fair value of the asset group and an impairment charge is recorded for the difference between the carrying value and the estimated fair value of the asset group. The long-lived assets to be disposed of by sale are carried at the lower of the carrying amount or fair value, less estimated cost to sell.

Software

Internal and external costs incurred in connection with developing and obtaining software for internal use that occur during the application development stage are capitalized. Such costs include salaries and benefits for employees directly involved with and who devote time to the project, to the extent such time is incurred directly on the internal use software project. The capitalization of software ceases when the software project has been substantially completed. The capitalized software is amortized on a straight-line basis over the estimated useful life, generally 5 years. Impairment of internal use software is assessed and recognized periodically when triggering events occur.

Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the MHFG Group’s share of net identifiable assets acquired at the date of acquisition in a business combination. The Group accounts for goodwill in accordance with ASC350, “Intangibles—Goodwill and Other” (“ASC 350”). Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. An impairment loss is recorded to the extent the carrying amount of goodwill exceeds its estimated fair value.

Intangible assets

Intangible assets having definite useful lives are amortized over their estimated useful lives under the straight-line method. Intangible assets acquired by the merger of MHSC and Shinko Securities Co., Ltd. (“Shinko”) consist primarily of customer relationship intangibles, and are amortized over a weighted-average amortization period of 16 years. Intangible assets having indefinite useful lives are not amortized and are subject to impairment tests. An impairment loss is recorded to the extent the carrying amount of indefinite-lived intangible asset exceeds its estimated fair value. For intangible assets subject to amortization, an impairment loss is recorded if the carrying amount is not recoverable and exceeds its estimated fair value.

Pension and other employee benefits

MHFG and certain subsidiaries including MHBK, MHCB, and MHTB sponsor severance indemnities and pension plans, which provide defined benefits to retired employees. Periodic expense and accrued liabilities are computed based on the actuarial present value of benefits, net of investment returns expected from plan assets and their fair values at the balance sheet date. Net periodic expense is charged to Salaries and employee benefits.

Debentures and long-term debt

Premiums, discounts and issuance costs of debentures and long-term debt are amortized based on a method that approximates the interest method over the terms of the debentures and long-term debt.

Obligations under guarantees

The MHFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protections, and liquidity facilities. The MHFG Group recognizes guarantee fees income over the guarantee period. The MHFG Group receives such a guarantee fee at the inception of the guarantee or by installment, and in either case approximates the fair value of the guarantee.

Fair Value Measurements

The MHFG Group carries certain of its financial assets and liabilities at fair value on a recurring basis. These financial assets and liabilities are primarily composed of trading account assets, trading account liabilities and available-for-sale securities. In addition, the Group measures certain financial assets and liabilities, at fair value on a non-recurring basis. Those assets and liabilities primarily include items that are measured at the lower of cost or fair value such as loans held for sale, and items that were initially measured at cost and have been written down to fair value for impairment such as loans and other investments.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), the Group classifies its financial assets and liabilities into the fair value hierarchy (Level 1, 2, and 3). See Note 29 “Fair value” for the detailed definition of each level.

When determining fair value, the MHFG Group considers the principal or most advantageous market in which the Group would transact and consider assumptions that market participants would use when pricing the asset or liability. The Group maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. See Note 29 “Fair value” for descriptions of valuation methodologies used for its assets and liabilities by product.

Fees and commissions

Fee revenue is recognized when all of the following criteria have been met: persuasive evidence of an agreement exists, services have been rendered, the price is fixed or determinable, and collectibility is reasonably assured. Trust fees are recognized on an accrual basis and are usually based on the volume of assets under custody or management. Performance-related fees associated with certain trust products are recognized on an accrual basis. Fees on funds transfer and collection services are generally recognized as revenue when the related services are performed. Revenues from investment banking services are recorded at the time the underlying transactions are substantially completed and there are no other contingencies associated with the fees. Fees from trade-related financing services are recognized over the period of the financing.

Fees and commissions are presented on a gross basis.

Income taxes

Income taxes are accounted for in accordance with ASC 740, “Income Taxes” (“ASC 740”). Deferred income taxes reflect the net tax effects of (1) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and those corresponding amounts used for income tax purposes, and (2) operating loss and tax credit carryforwards. A valuation allowance for any portion of the deferred tax assets is recorded unless it is more likely than not that the deferred tax assets will be realized. Deferred income tax benefit or expense is recognized for the changes in the net deferred tax asset or liability between periods.

Earnings per common share

Basic earnings per common share are computed by dividing net income attributable to MHFG common shareholders by the weighted average number of common shares outstanding during the fiscal year. Diluted earnings per common share reflect the possible exercise of all convertible securities, such as convertible preferred stock to the extent they are not anti-dilutive. See Note 20 “Earnings per common share” for the computation of basic and diluted earnings per common share.

Recently issued accounting pronouncements	12 Months Ended
Mar. 31, 2010
Recently issued accounting pronouncements

2. Recently issued accounting pronouncements

Recently adopted accounting pronouncements

On July 1, 2009, the ASC was officially launched. The ASC, which reorganized the thousands of U.S. GAAP pronouncements into roughly 90 accounting topics, is the single source of authoritative U.S. GAAP for nongovernmental entities.

In July 2006, the FASB issued FASB Interpretation (“FIN”) No.48, “Accounting for Uncertainty in Income Taxes”, which is now included in ASC 740. The interpretation creates a single model to address uncertainty in all tax positions and clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. The interpretation also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. The MHFG Group adopted the interpretation as of April 1, 2007, which resulted in an increase to the beginning balance of Accumulated deficit of ¥2,597 million.

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No.157, “Fair Value Measurements” which is now included in ASC 820. The statement clarifies the definition of fair value and the method used to measure fair value and expands the disclosure requirements about fair value measurements. The statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances. The statement nullifies certain guidance provided for in the FASB Emerging Issues Task Force (“EITF”) Issue No.02-3, “Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities”, and the related provisions of SFAS No.133. The statement is effective for fiscal years beginning after November 15, 2007. In February 2008, the FASB issued FASB Staff Position (“FSP”) No.FAS157-1, “Application of FASB Statement No.157 to FASB Statement No.13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13” and FSP No.FAS157-2, “Effective Date of FASB Statement No.157”, which are now included in ASC 820, and partially delay the effective date of the statement for one year for certain nonfinancial assets and liabilities and remove certain leasing transactions from its scope. In October 2008, the FASB issued FSP No. FAS157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active”, which is now included in ASC 820, and clarifies the application of the statement in markets that are not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. In April 2009, the FASB issued FSP No.FAS157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly”, which is now included in ASC 820, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased and for identifying circumstances that indicate a transaction is not orderly, as well as requires detailed disclosures for debt and equity securities. The impact of adoption of the statement was a decrease of ¥1,464 million to the beginning balance of Accumulated deficit as of April 1, 2008.

In February 2007, the FASB issued SFAS No.159, “The Fair Value Option for Financial Assets and Financial Liabilities Including an amendment of FASB Statement No.115”, which is now included in ASC 825, “Financial Instruments” (“ASC 825”). The statement allows entities to choose, at specified election dates, to measure eligible financial assets and liabilities and certain other items at fair value that are not otherwise required to be measured at fair value. If a company elects the fair value option for an eligible item, changes in that item’s fair value in subsequent reporting periods must be recognized in current earnings. The statement is effective for fiscal years beginning after November 15, 2007. The financial assets or liabilities for which the MHFG Group elected the fair value option as of April 1, 2008 are primarily foreign currency denominated available-for-sale securities and certain hybrid financial instruments that contain embedded derivatives that had not been previously elected or eligible for fair value treatment. The impact of adoption of the statement was a decrease of ¥26,373 million to the beginning balance of Accumulated deficit as of April 1, 2008.

In April 2007, the FASB issued FSP No.FIN39-1, “Amendment of FASB Interpretation No.39” which is now included in ASC 815. The pronouncement amends FIN No.39, “Offsetting of Amounts Related to Certain Contracts—an interpretation of APB Opinion No.10 and FASB Statement No.105”, to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement. The adoption of the pronouncement did not have an impact on the MHFG Group’s consolidated results of operations or financial condition, as the Group did not adopt such offsets.

In December 2007, the FASB issued SFAS No.141 (revised 2007), “Business Combinations”, which is now included in ASC 805, “Business Combinations” (“ASC 805”). The statement establishes principles and requirements for how the acquirer (1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interests in the acquiree, (2) recognizes and measures goodwill acquired in the business combination or a gain from a bargain purchase, and (3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. The statement applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. In April 2009, the FASB issued FSP No.FAS141(R)-1, “Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies”, which is now included in ASC 805. The pronouncement provides the guidance for initial recognition and measurement of all assets acquired and liabilities assumed in a business combination that arise from contingencies as well as subsequent measurement and accounting of such assets and liabilities. As a result of the transaction discussed in Note 3 “Business Combination”, the MHFG Group recognized an increase in pretax income of ¥106,674 million, which consists of a gain on the bargain purchase of ¥106,310 million and a gain of ¥364 million resulting from the remeasurement of preexisting shares, during the fiscal year ended March 31, 2010.

In December 2007, the FASB issued SFAS No.160, “Noncontrolling Interests in Consolidated Financial Statements—an amendment of ARB No.51”, which is now included in ASC 810. The statement establishes accounting and reporting standards for noncontrolling interests in a subsidiary and for the deconsolidation of a subsidiary. The statement requires expanded disclosures in the consolidated financial statements that clearly identify and distinguish between the interests of the parent’s owners and the interests of the noncontrolling owners of a subsidiary. The statement is effective for fiscal years beginning on or after December 15, 2008. The adoption of the statement did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In February 2008, the FASB issued FSP No.FAS140-3, “Accounting for Transfers of Financial Assets and Repurchase Financing Transactions”, which is now included in ASC 860. The pronouncement provides that if an initial transfer of a financial asset and a repurchase financing that is entered into contemporaneously with, or in contemplation of, the initial transfer meet certain conditions, the initial transfer shall be accounted for separately from the repurchase financing. Otherwise, the initial transfer and repurchase financing should be evaluated as a linked transaction, which shall be accounted for based on the economics of the combined transactions. The pronouncement is effective for fiscal years beginning after November 15, 2008. The adoption of the pronouncement did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In March 2008, the FASB issued SFAS No.161, “Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No.133”, which is now included in ASC 815. The statement requires enhanced disclosures about derivative instruments and hedged items. The statement is effective for fiscal years beginning after November 15, 2008. The statement is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In June 2008, the EITF reached a consensus on Issue No.07-5, “Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock”, which is now included in ASC 815. The consensus provides guidance for determining whether an equity-linked financial instrument (or embedded feature) is indexed to an entity’s own stock. The consensus is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2008. The adoption of the consensus did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In September 2008, the FASB issued FSP No.FAS133-1 and FIN45-4, “Disclosures about Credit Derivatives and Certain Guarantees—An Amendment of FASB Statement No.133 and FASB Interpretation No.45; and Clarification of the Effective Date of FASB Statement No.161”, which is now included in ASC 815. The pronouncement requires enhanced disclosures about credit derivatives and certain guarantees to address the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives and certain guarantees. The pronouncement is effective for reporting periods ending after November 15, 2008. The pronouncement is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In November 2008, the EITF reached a consensus on Issue No.08-6, “Equity Method Investment Accounting Considerations”, which is now included in ASC 323, “Investments—Equity Method and Joint Ventures” (“ASC 323”). The consensus clarifies the accounting for (1) initial measurement, (2) decrease in investment value and (3) change in level of ownership or degree of influence related to equity method investments. The consensus is effective for reporting periods beginning after December 15, 2008. The adoption of the consensus did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In December 2008, the FASB issued FSP No.FAS132(R)-1, “Employers’ Disclosures about Postretirement Benefit Plan Assets”, which is now included in ASC 715, “Compensation—Retirement Benefits” (“ASC 715”). The pronouncement requires additional disclosures about plan assets of a defined benefit pension or other postretirement plan, including investment strategies, fair value of major categories of plan assets and valuation techniques used to measure the fair value of plan assets. The pronouncement is effective for fiscal years ending after December 15, 2009, with early adoption permitted. The pronouncement is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In December 2008, the FASB issued FSP No.FAS140-4 and FIN46(R)-8, “Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities”, which is now included in ASC 810 and ASC 860. The pronouncement requires public entities to provide additional disclosures about transfers of financial assets. It also requires public enterprises, including sponsors that have a variable interest in a VIE, to provide additional disclosures about their involvement with VIEs. In addition, the pronouncement requires disclosures by a public enterprise that is (a) a sponsor of a qualifying special-purpose entity (“SPE”) that holds a variable interest in the qualifying SPE but was not the transferor of financial assets to the qualifying SPE and (b) a servicer of a qualifying SPE that holds a significant variable interest in the qualifying SPE but was not the transferor of financial assets to the qualifying SPE. The pronouncement is effective for the first reporting period ending after December 15, 2008. The pronouncement is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In January 2009, the FASB issued FSP No.EITF99-20-1, “Amendments to the Impairment Guidance of EITF Issue No.99-20”, which is now included in ASC 320, “Investments—Debt and Equity Securities” (“ASC 320”). The pronouncement amends the impairment guidance in EITF Issue No.99-20, “Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets”, to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The pronouncement also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements and other related guidance. The pronouncement is effective for reporting periods ending after December 15, 2008. The adoption of the pronouncement did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In April 2009, the FASB issued FSP No.FAS107-1 and APB28-1, “Interim Disclosures about Fair Value of Financial Instruments”, which is now included in ASC 825. The pronouncement requires disclosures about the fair value of financial instruments for interim financial reporting periods of publicly traded companies as well as in annual financial statements. The pronouncement also amends ASC 270, “Interim Reporting” (“ASC 270”), to require those disclosures in summarized financial information at interim reporting periods. The pronouncement is effective for interim reporting periods ending after June 15, 2009. The pronouncement is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In April 2009, the FASB issued FSP No.FAS115-2 and FAS124-2, “Recognition and Presentation of Other-Than-Temporary Impairments”, which is now included in ASC 320, and amends the other-than-temporary impairment model for debt securities. The pronouncement requires an entity to recognize the credit component of an other-than-temporary impairment of a debt security in earnings and the noncredit component in other comprehensive income when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery. In addition, the pronouncement expands existing disclosures and requires new disclosures about other-than-temporary impairments. The pronouncement is effective for interim and annual reporting periods ending after June 15, 2009. The MHFG Group adopted the pronouncement as of April 1, 2009 that resulted in a decrease to the beginning balance of Accumulated deficit of ¥99,910 million, which was reclassified to Accumulated other comprehensive income, net of tax. See Note 5 “Investments” for further discussion of the impact of the pronouncement.

In May 2009, the FASB issued SFAS No.165, “Subsequent Events”, which is now included in ASC 855, “Subsequent Events” (“ASC 855”). The statement establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The statement is effective for interim or annual financial periods ending after June 15, 2009. In February 2010, the FASB issued Accounting Standards Update (“ASU”) No.2010-09, “Subsequent Events (Topic 855)—Amendments to Certain Recognition and Disclosure Requirements” (“ASU No.2010-09”). The ASU removes the requirement for a U.S. Securities and Exchange Commission (“SEC”) filer to disclose the date through which subsequent events have been evaluated. The ASU is effective upon issuance. The adoption of the statement and the ASU did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In August 2009, the FASB issued ASU No.2009-05, “Fair Value Measurements and Disclosures (Topic 820)—Measuring Liabilities at Fair Value” (“ASU No.2009-05”). The ASU provides new guidance clarifying how to measure the fair value of liabilities, particularly in circumstances in which a quoted price in an active market for the identical liability is not available. It also clarifies that a restriction preventing the transfer of a liability should not be considered as a separate input or adjustment in measurement of the fair value. The ASU is effective for the first reporting period, including interim periods, beginning after issuance. The adoption of ASU No.2009-05 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In September 2009, the FASB issued ASU No.2009-12, “Fair Value Measurements and Disclosures (Topic 820)—Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU No.2009-12”). The ASU permits, as a practical expedient, a reporting entity to measure the fair value of an alternative investment on the basis of the net asset value per share (“NAV”), if certain criteria are met. The ASU only applies to investments that do not have a readily determinable fair value in investment companies or similar entities. The ASU also provides guidance on the clarification of fair value hierarchy for such investments and requires enhanced disclosures by each major category of those investments. The ASU is effective for interim and annual reporting periods ending after December 15, 2009. The adoption of ASU No.2009-12 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In January 2010, the FASB issued ASU No.2010-02, “Consolidation (Topic 810)—Accounting and Reporting for Decreases in Ownership of a Subsidiary—a Scope Clarification” (“ASU No.2010-02”). The ASU amends ASC 810-10 and related guidance within U.S. GAAP to clarify the scope of decreases in ownership. The ASU also expands disclosure requirements about (1) the valuation techniques used to measure the fair value of retained investments in the former subsidiary and (2) the nature of continuing involvement and related party relationships. The ASU is effective beginning in the first interim or annual reporting period ending on or after December 15, 2009 and the amendments should be applied retrospectively to the first period that SFAS No.160 was adopted. The adoption of ASU No.2010-02 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

Accounting pronouncements issued but not yet effective

In June 2007, the American Institute of Certified Public Accountants (“AICPA”) issued Statement of Position (“SOP”) No.07-1, “Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies”, which is now included in ASC 946, “Financial Services—Investment Companies” (“ASC 946”), and provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (“the Guide”). The statement was expected to be effective for fiscal years beginning on or after December 15, 2007, with earlier application encouraged. However, in February 2008, the FASB issued FSP No.SOP07-1-1, “Effective Date of AICPA Statement of Position 07-1”, which is now included in ASC 946 as well, to delay the effective date of SOP No.07-1 indefinitely in order to address implementation issues. The MHFG Group does not expect that the current form of the statement will have a material impact on its consolidated results of operations or financial condition.

In June 2009, the FASB issued SFAS No.166, “Accounting for Transfers of Financial Assets—an amendment of FASB Statement No.140”, which is now included in ASC 860. The statement requires more information about transfers of financial assets, including securitization transactions, where enterprises have continuing exposure to the risks related to the transferred financial assets. The statement eliminates the concept of qualifying SPE and modifies the requirements for derecognizing financial assets. The statement is effective as of the beginning of the first fiscal year that begins after November 15, 2009. Early adoption is prohibited.

In June 2009, the FASB issued SFAS No.167, “Amendments to FASB Interpretation No.46(R)”, which is now included in ASC 810. The statement provides a new guidance how an enterprise determines whether the enterprise’s variable interests give it a controlling financial interest in VIEs. The determination is based on, among other things, VIE’s purpose and design, an enterprise’s ability to direct the activities of the VIE that most significantly impact the entity’s economic performance, and if an enterprise has the obligation to absorb losses of or the right to receive benefits from the VIE that could be significant. The statement is effective as of the beginning of the first fiscal year that begins after November 15, 2009. Early adoption is prohibited. In February 2010, the FASB issued ASU No.2010-10, “Consolidation (Topic 810)—Amendments for Certain Investment Funds” (“ASU No.2010-10”). The ASU provides that the consolidation requirements of SFAS No.167 are deferred for an entity that has all the attributes of an investment company (or similar entity). On April 1, 2010, The MHFG Group adopted SFAS No.167, together with SFAS No.166, which primarily resulted in the consolidation of certain former qualifying SPEs, guaranteed principal money trust products and collateral loan obligations (“CLO”) where the MHFG Group acts as an asset manager. The impact of adoption of SFAS No.166 and SFAS No.167 was a net increase in assets of approximately ¥460 billion, with no material impact on equity as of April 1, 2010.

In January 2010, the FASB issued ASU No.2010-06, “Fair Value Measurements and Disclosures (Topic 820)—Improving Disclosures about Fair Value Measurements” (“ASU No.2010-06”). The ASU provides amendments to ASC 820-10 that require new disclosures regarding (1) transfers in and out of Levels 1 and 2 and (2) more detailed activity in Level 3. The ASU also provides amendments to ASC 820-10 that clarify existing disclosures regarding (1) level of disaggregation and (2) inputs and valuation techniques. The ASU is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures related to the activity in Level 3, which do not become effective until fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. ASU No.2010-06 is an accounting principle which expands disclosure requirements, and has no impact on the MHFG Group’s consolidated results of operations or financial condition.

In March 2010, the FASB issued ASU No.2010-11, “Derivatives and Hedging (Topic 815)—Scope Exception Related to Embedded Credit Derivatives” (“ASU No.2010-11”). The ASU clarifies the scope exception for embedded credit derivative features related to the transfer of credit risk, which are subject to potential bifurcation, and indicate circumstances which do not qualify for the scope exception. The ASU is effective at the beginning of the first fiscal quarter beginning after June 15, 2010. Early adoption is permitted. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No.2010-11 will have on its consolidated results of operations and financial condition.

In July 2010, the FASB issued ASU No.2010-20, “Receivables (Topic 310)—Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU No.2010-20”). The ASU requires disclosures that facilitate financial statement users’ evaluation of (1) the nature of credit risk inherent in the entity’s portfolio of financing receivables, (2) how that risk is analyzed and assessed in arriving at the allowance for credit losses, and (3) the changes and reasons for those changes in the allowance for credit losses. The new disclosures required include (1) aging of past due receivables, (2) credit quality indicators, and (3) modifications of financing receivables. It is also required that the certain existing disclosures should be provided on a disaggregated basis. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010, whereas the disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. ASU No.2010-20 is an accounting principle which expands disclosure requirements, and has no impact on the MHFG Group’s consolidated results of operations or financial condition.

Business Combination	12 Months Ended
Mar. 31, 2010
Business Combination

3. Business Combination

Shinko was a broker and dealer in securities and an equity method affiliate of the MHFG Group in which the Group owned 27.32 percent of the voting equity interests immediately before the business combination. On May 7, 2009, MHFG exchanged 30.30 percent of the voting equity interests in MHSC for 32.19 percent of the voting equity interests in Shinko and merged the two entities, in order to strengthen the Group’s securities arm so it is more competitive in a market with high uncertainty, improve its service providing capabilities and enable it to offer financial services to clients on a global basis.

This transaction was accounted for as a bargain purchase because the opening market price of Shinko’s common shares on the acquisition date was less than the fair value of net assets per common share. As a result, a pretax gain of ¥106,310 million is recorded in Other noninterest income during the fiscal year ended March 31, 2010.

The following table summarizes the consideration paid for Shinko and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date, as well as the fair value at the acquisition date of the noncontrolling interests in Shinko.

At May 7, 2009
(in millions of yen)
Consideration
Equity instruments (3,451,755 common shares of MHSC)	58,600

Fair value of total consideration transferred	58,600
Fair value of MHFG’s equity interests in Shinko held before the business combination	49,265

107,865

Recognized amounts of identifiable assets acquired
Cash and due from banks	118,725
Interest-bearing deposits in other banks	32,344
Receivables under securities borrowing transactions	831,839
Trading account assets	1,008,004
Investments	98,937
Loans	14,248
Premises and equipment	57,004
Accrued income	7,462
Intangible assets (Note)	73,949
Other assets	76,734

Recognized amounts of identifiable liabilities assumed
Call money and funds purchased	41,000
Payables under repurchase agreements	27,111
Payables under securities lending transactions	745,131
Other short-term borrowings	357,813
Trading account liabilities	671,841
Income taxes payable	490
Deferred tax liabilities	25,633
Accrued expenses	5,777
Long-term debt	75,795
Other liabilities	75,162

Total identifiable net assets	293,493

Noncontrolling interests in Shinko	79,318
Gain on the bargain purchase	106,310

107,865

Note:	Amounts represent customer relationships subject to amortization, of which the weighted-average amortization period is 16 years.

The fair value of the 3,451,755 common shares of MHSC as the consideration paid for Shinko (¥58,600 million) and the noncontrolling interests in Shinko (¥79,318 million) were determined on the basis of the opening market price of Shinko’s common shares on the acquisition date.

The MHFG Group recognized a gain of ¥364 million as a result of remeasuring to fair value its 27.32 percent of the voting equity interests in Shinko held before the business combination. The gain is included in Other noninterest income in the Group’s consolidated statements of income for the fiscal year ended March 31, 2010.

The revenue and earnings of Shinko since the acquisition date included in the Group’s consolidated statements of income for the fiscal year ended March 31, 2010 are not material. Furthermore, the revenue and earnings of the MHFG Group, other than a gain on the bargain purchase described above, would not differ significantly than those reported in the consolidated statements of income if the business combination had occurred as of April 1, 2008 or April 1, 2009.

Trading account assets and trading account liabilities	12 Months Ended
Mar. 31, 2010
Trading account assets and trading account liabilities

4. Trading account assets and trading account liabilities

The following table presents the components of Trading account assets and Trading account liabilities at their fair value at March 31, 2009 and 2010:

	2009	2010
	(in millions of yen)
Trading account assets:
Trading securities:
Japanese government and corporate debt securities	6,006,896	7,765,716
Japanese equity securities	74,368	271,440
Foreign government bonds and other securities	5,408,636	7,449,783

Total	11,489,900	15,486,939

Derivative assets:
Interest rate contracts	15,314,499	12,187,368
Foreign exchange contracts	3,206,098	3,457,282
Equity-related contracts	215,486	157,534
Credit-related contracts	548,980	116,102
Other contracts, mainly commodity-related contracts	231,348	122,744

Total	19,516,411	16,041,030

Total	31,006,311	31,527,969

Trading account liabilities:
Trading securities sold, not yet purchased	2,886,889	4,114,020
Derivative liabilities:
Interest rate contracts	14,626,146	11,738,251
Foreign exchange contracts	3,102,176	3,174,580
Equity-related contracts	228,586	170,484
Credit-related contracts	461,089	104,113
Other contracts, mainly commodity-related contracts	202,599	101,108

Total	18,620,596	15,288,536

Total	21,507,485	19,402,556

See Note 29 “Fair value” for the methodologies and assumptions used to estimate fair values.

The MHFG Group performs trading activities through market-making, sales, and arbitrage. Net trading gains for the fiscal years ended March 31, 2008, 2009 and 2010 are comprised of the following:

	2008	2009	2010
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities, excluding derivative contracts	(269,702)	(160,804)	226,278
Derivative contracts	405,657	282,822	195,315

Total	135,955	122,018	421,593
Foreign exchange gains (losses)—net	296,732	23,769	(1,311)

Net trading gains	432,687	145,787	420,282

Investments	12 Months Ended
Mar. 31, 2010
Investments

5. Investments

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2009 and 2010 are as follows:

2009	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	18,450,323	36,243	28,448	18,458,118
Japanese local gov’t bonds	69,485	731	219	69,997
U.S. Treasury bonds	189,491	3,770	—	193,261
Other foreign gov’t bonds	181,871	911	778	182,004
Agency mortgage-backed securities (Note)	208,277	1,089	3,547	205,819
Japanese corporate bonds	2,125,965	9,887	4,534	2,131,318
Japanese other debt securities	2,539,325	9,476	32,842	2,515,959
Foreign corporate bonds and other debt securities	946,045	15,895	33,749	928,191
Equity securities (marketable)	2,237,254	801,431	168,618	2,870,067

Total	26,948,036	879,433	272,735	27,554,734

Held-to-maturity securities:
Debt securities:
Japanese government bonds	50,039	101	—	50,140
Japanese local gov’t bonds	11,189	4	—	11,193
U.S. Treasury bonds	117,906	1,466	—	119,372

Total	179,134	1,571	—	180,705

2010	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	28,271,986	21,826	65,023	28,228,789
Japanese local gov’t bonds	154,897	2,065	115	156,847
U.S. Treasury bonds	112,680	57	327	112,410
Other foreign gov’t bonds	318,167	1,324	32	319,459
Agency mortgage-backed securities (Note)	530,204	5,386	600	534,990
Residential mortgage-backed securities	1,008,367	11,039	8,716	1,010,690
Commercial mortgage-backed securities	674,964	2,870	27,660	650,174
Japanese corporate bonds	2,396,898	45,511	8,474	2,433,935
Japanese other debt securities	326,411	8,190	460	334,141
Foreign corporate bonds and other debt securities	713,613	30,949	8,577	735,985
Equity securities (marketable)	2,007,370	1,280,501	3,926	3,283,945

Total	36,515,557	1,409,718	123,910	37,801,365

Held-to-maturity securities:
Debt securities:
Japanese government bonds	600,456	4,413	394	604,475
Japanese corporate bonds	2,923	14	—	2,937

Total	603,379	4,427	394	607,412

Note:	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥49,154 million and ¥156,665 million, respectively, at March 31, 2009, and ¥57,539 million and ¥477,451 million, respectively, at March 31, 2010. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

The amortized cost and fair value of available-for-sale and held-to-maturity debt securities at March 31, 2010 by contractual maturity are shown in the table below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties. Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their original final or contractual maturities.

	Available-for-sale debt securities		Held-to-maturity debt securities
	Amortized cost	Fair value	Amortized cost	Fair value
	(in millions of yen)
Due in one year or less	16,511,404	16,525,493	1,405	1,409
Due after one year through five years	13,081,166	13,092,746	601,974	606,003
Due after five years through ten years	2,404,552	2,374,608	—	—
Due after ten years	2,511,065	2,524,573	—	—

Total	34,508,187	34,517,420	603,379	607,412

The following tables show the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2009 and 2010:

2009	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	5,362,022	28,448	—	—	5,362,022	28,448
Japanese local gov’t bonds	20,535	121	16,668	98	37,203	219
U.S. Treasury bonds	13	—	4	—	17	—
Other foreign gov’t bonds	43,755	778	—	—	43,755	778
Agency mortgage-backed securities (Note)	89,357	1,484	58,186	2,063	147,543	3,547
Japanese corporate bonds	1,307,149	1,274	84,835	3,260	1,391,984	4,534
Japanese other debt securities	436,133	3,282	1,223,322	29,560	1,659,455	32,842
Foreign corporate bonds and other debt securities	47,982	699	364,824	33,050	412,806	33,749
Equity securities (marketable)	835,997	168,598	45	20	836,042	168,618

Total	8,142,943	204,684	1,747,884	68,051	9,890,827	272,735

Held-to-maturity securities:
Total	—	—	—	—	—	—

2010	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	10,159,459	47,899	544,908	17,124	10,704,367	65,023
Japanese local gov’t bonds	33,176	104	261	11	33,437	115
U.S. Treasury bonds	89,754	327	16	—	89,770	327
Other foreign gov’t bonds	45,805	31	1,365	1	47,170	32
Agency mortgage-backed securities (Note)	85,531	227	41,075	373	126,606	600
Residential mortgage-backed securities	17,022	131	451,421	8,585	468,443	8,716
Commercial mortgage-backed securities	45,712	904	505,796	26,756	551,508	27,660
Japanese corporate bonds	482,929	7,422	25,909	1,052	508,838	8,474
Japanese other debt securities	17,094	13	69,274	447	86,368	460
Foreign corporate bonds and other debt securities	83,703	5,545	183,735	3,032	267,438	8,577
Equity securities (marketable)	43,362	3,421	4,942	505	48,304	3,926

Total	11,103,547	66,024	1,828,702	57,886	12,932,249	123,910

Held-to-maturity securities:
Debt securities:
Japanese government bonds	199,670	394	—	—	199,670	394

Total	199,670	394	—	—	199,670	394

Note:	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥17,004 million and ¥109,602 million, respectively, at March 31, 2010. There were no U.S. agency securities in a loss position at March 31, 2009. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

The MHFG Group performs periodic reviews to identify impaired securities. Impairment is evaluated considering the length of time and extent to which the fair value has been below cost, the financial condition and near-term prospects of the issuer, as well as the MHFG Group’s ability and intent to hold the investments for an adequate period of time until an anticipated market price recovery or maturity.

Effective April 1, 2009, the MHFG Group adopted ASC 320, which amends the other-than-temporary impairment model for debt securities. Under the new model, if an entity has the intent to sell a debt security or more likely than not will be required to sell a debt security before recovery of its amortized cost basis, the full amount of an other-than-temporary impairment loss shall be recognized immediately through earnings. Other than either case described above, an entity must evaluate expected cash flows to be received and determine if a credit loss exists, and if so, the amount of other-than-temporary impairment related to the credit loss shall be recognized in earnings, while the remaining decline in fair value shall be recognized in other comprehensive income, net of applicable taxes. As ASC 320 does not affect the other-than-temporary impairment model for equity securities, equity securities deemed other-than-temporarily impaired are written down to fair value, with the full decline recognized in earnings.

For certain Japanese government bonds held at April 1, 2009 for which an other-than-temporary impairment was previously recognized, the MHFG Group recorded the cumulative effect of initially applying ASC 320 as a decrease to the beginning balance of Accumulated deficit with a corresponding adjustment to Accumulated other comprehensive income (loss), net of tax. Considering the factors that the MHFG Group does not intend to sell those securities, it is not more likely than not that the Group will be required to sell them before recovery of their amortized cost basis, and no credit deterioration exists in those securities, ¥99,910 million of other-than-temporary impairment charges previously recorded through earnings are reclassified to Accumulated other comprehensive income (loss), net of tax (pre-tax amount of ¥141,212 million offset by tax effect of ¥33,775 million and noncontrolling interests of ¥7,527 million).

The MHFG Group has determined that the unrealized losses on investments in a continuous loss position for 12 months or more at March 31, 2010, are not other-than-temporary, because such losses have resulted primarily from reduced liquidity, not due to credit deterioration, the Group has no intent to sell nor is it more likely than not the Group will be required to sell those securities before recovery of their amortized costs, and the present value of cash flows expected to be collected is not less than the amortized cost basis of the security.

For the fiscal years ended March 31, 2008, 2009 and 2010, losses resulting from write-downs for other-than-temporary impairment on available-for-sale securities were ¥661,088 million, ¥462,909 million and ¥92,497 million, respectively. No impairment losses were recorded on held-to-maturity securities for those fiscal years. For the fiscal year ended March 31, 2010, all the other-than-temporary impairment losses were recorded through earnings, not other comprehensive income.

For the fiscal years ended March 31, 2008, 2009 and 2010, proceeds from sales of available-for-sale securities were ¥67,553 billion, ¥47,039 billion and ¥39,430 billion, respectively. Gross realized gains on those sales were ¥597,361 million, ¥212,500 million and ¥248,254 million, respectively, and gross realized losses on those sales were ¥142,455 million, ¥120,324 million and ¥26,492 million, respectively, for the fiscal years ended March 31, 2008, 2009 and 2010.

Other investments

The following table summarizes the composition of other investments:

	2009	2010
	(in millions of yen)
Equity method investments	284,635	184,555
Investments held by consolidated investment companies	88,159	95,518
Other equity interests	639,044	567,855

Total other investments	1,011,838	847,928

Equity method investments

Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities carried at ¥49,694 million and ¥5,057 million, at March 31, 2009 and 2010, respectively. The aggregated market values of those marketable equity securities were ¥50,132 million and ¥7,695 million, respectively.

Investments held by consolidated investment companies

The MHFG Group consolidates certain investment companies for which it has control either through ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The MHFG Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable investments.

Other equity interests

Other equity interests consist primarily of non-marketable equity securities outside the scope of ASC 320, for which the MHFG Group has neither significant influence nor control over the investees. These securities are stated at acquisition cost, with other-than-temporary impairment, if any, included in earnings. The fair values of these securities at March 31, 2009 and 2010 were not readily determinable. The MHFG Group monitors the status of each investee, including its credit rating, to determine whether impairment losses should be recognized.

Loans	12 Months Ended
Mar. 31, 2010
Loans

6. Loans

The table below presents loans outstanding by domicile and industry of borrower at March 31, 2009 and 2010:

	2009 (1)	2010
	(in millions of yen)
Domestic:
Manufacturing	8,903,487	8,065,169
Construction	1,305,643	1,164,988
Real estate	7,302,320	6,689,081
Services	5,324,301	5,152,670
Wholesale and retail	5,977,851	5,306,409
Transportation	2,715,894	2,558,460
Banks and other financial institutions	4,726,941	4,289,460
Government and public institutions	8,655,122	5,459,188
Other industries (2)	4,635,987	4,011,371
Individuals:
Mortgage loans	11,066,432	11,093,236
Other	832,279	788,335

Total domestic	61,446,257	54,578,367

Foreign:
Commercial and industrial	8,680,337	7,236,684
Banks and other financial institutions	2,223,733	1,721,861
Government and public institutions	300,524	292,466
Other (2)	94,263	31,503

Total foreign	11,298,857	9,282,514

Total	72,745,114	63,860,881
Less: Unearned income and deferred loan fees—net	88,019	78,030

Total loans before allowance for loan losses	72,657,095	63,782,851

Note:
(1)	Following the revision of Japan Standard Industrial Classification, the MHFG Group partially changed the classification of the industry. Certain amounts in the prior period have been reclassified to conform to the current period’s presentation.
(2)	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.

Net losses on sales of loans were ¥64,771 million, ¥49,822 million and ¥5,860 million, of which valuation losses related to loans held for sale accounted for at the lower of cost or fair value were ¥59,766 million, ¥37,922 million and ¥1,759 million for the fiscal years ended March 31, 2008, 2009 and 2010, respectively.

The MHFG Group reclassified certain loans held for sale within Other assets to Loans at their lower of cost or fair value during the fiscal year ended March 31, 2009. See consolidated statements of cash flows for the amount reclassified.

Impaired loans

The MHFG Group considers both loans that are subject to impairment under ASC 310 and small balance, homogenous loans to be impaired when it is probable that the MHFG Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loan. Restructured loans and loans that are 90 days or more delinquent are generally considered to be impaired. All of the MHFG Group’s impaired loans are designated as nonaccrual loans. A summary of the recorded balances of impaired loans and the related allowance for loan losses at March 31, 2009 and 2010 is shown below:

	2009		2010
	Recorded impaired loan balance	Allowance for loan losses on impaired loans	Recorded impaired loan balance	Allowance for loan losses on impaired loans
	(in millions of yen)
Impaired loans requiring an allowance for loan losses	1,147,771	440,340	1,107,860	434,987
Impaired loans not requiring an allowance for loan losses (Note)	284,277	—	296,418	—

Total	1,432,048	440,340	1,404,278	434,987

Note:	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.

The average recorded balance of impaired loans was ¥1,153 billion and ¥1,430 billion for the fiscal years ended March 31, 2009 and 2010, respectively.

Gross interest income on nonaccrual loans which were included in Interest income on loans for the fiscal years ended March 31, 2008, 2009 and 2010 were ¥33 billion, ¥38 billion and ¥35 billion, respectively.

Allowance for loan losses	12 Months Ended
Mar. 31, 2010
Allowance for loan losses

7. Allowance for loan losses

Changes in Allowance for loan losses for the fiscal years ended March 31, 2008, 2009 and 2010 are shown below:

	2008	2009	2010
	(in millions of yen)
Balance at beginning of fiscal year	946,147	649,803	869,786

Provision (credit) for loan losses	(57,766)	567,396	222,102

Charge-offs	271,242	344,061	260,491
Less: Recoveries	47,375	28,881	53,808

Net charge-offs	223,867	315,180	206,683

Others (Note)	(14,711)	(32,233)	(5,772)

Balance at end of fiscal year	649,803	869,786	879,433

Note:	Others include primarily foreign exchange translation.

The MHFG Group recorded a credit for loan losses for the fiscal year ended March 31, 2008 due mainly to upgrades in the internal credit ratings of some large borrowers, whose operating results and financial position improved. The credit was offset by provisions for loan losses relating to the declining trend in the financial condition of SMEs that had relatively weak business bases, as well as downgrades to lower internal credit ratings of some large borrowers that experienced financial difficulties during the fiscal year.

Both the amount of provision for loan losses and charge-offs significantly increased in the fiscal year ended March 31, 2009 due mainly to the sharp downturn of the global economy.

Due mainly to an improvement in economic conditions, the amount of provision for loan losses and charge-offs significantly decreased in the fiscal year ended March 31, 2010.

Premises and equipment	12 Months Ended
Mar. 31, 2010
Premises and equipment

8. Premises and equipment

Premises and equipment at March 31, 2009 and 2010 consist of the following:

	2009	2010
	(in millions of yen)
Land	177,311	242,056
Buildings	598,411	675,630
Equipment and furniture	457,419	461,359
Leasehold improvements	110,432	90,004
Construction in progress	19,932	22,421
Software	545,078	645,321

Total	1,908,583	2,136,791
Less: Accumulated depreciation and amortization	1,008,835	1,088,874

Premises and equipment—net	899,748	1,047,917

Depreciation and amortization expense for premises and equipment for the fiscal years ended March 31, 2008, 2009 and 2010 was ¥169,925 million, ¥146,191 million and ¥156,393 million, respectively.

Premises and equipment under capital leases, which is primarily comprised of data processing equipment, amounted to ¥49,420 million and ¥46,022 million at March 31, 2009 and 2010, respectively. Accumulated depreciation and amortization on such premises and equipment at March 31, 2009 and 2010 amounted to ¥39,387 million and ¥33,962 million, respectively.

The MHFG Group recognized impairment losses of ¥9,299 million on premises and equipment for the fiscal year ended March 31, 2009, of which ¥7,703 million was recorded in General and administrative expenses and ¥1,596 million was recorded in Occupancy expenses. Such losses included ¥9,211 million of impairment losses on software and related server equipment recognized in the Global Retail Group due to the discontinuance of development of a next generation mainframe computer system of certain domestic consolidated subsidiary.

Goodwill and intangible assets	12 Months Ended
Mar. 31, 2010
Goodwill and intangible assets

9. Goodwill and intangible assets

Goodwill

The changes in Goodwill during the fiscal years ended March 31, 2008, 2009 and 2010 were as follows:

	Global Corporate Group	Global Retail Group	Total
	(in millions of yen)
2008
Balance at beginning of fiscal year	—	39,559	39,559
Goodwill acquired	25,715	—	25,715
Impairment losses recognized (1)	25,715	24,543	50,258
Balance at end of fiscal year (2)	—	15,016	15,016

2009
Balance at beginning of fiscal year	—	15,016	15,016
Goodwill acquired	—	—	—
Impairment losses recognized	—	—	—
Balance at end of fiscal year (2)	—	15,016	15,016

2010
Balance at beginning of fiscal year	—	15,016	15,016
Goodwill acquired	—	—	—
Impairment losses recognized	—	—	—
Balance at end of fiscal year (2)	—	15,016	15,016

Notes:
(1)	The amount was equal to the accumulated impairment losses.
(2)	The gross amount of goodwill was ¥65,274 million at March 31, 2008, 2009 and 2010.

Goodwill in the Global Retail Group is entirely related to the MHIS operating segment. Due to an adverse change in the business climate during the fiscal year ended March 31, 2008, it was determined that the carrying amount of the segment exceeded its fair value, which was calculated based on the quoted market price of MHIS’s common stock, as of March 31, 2008, the date of the annual impairment test. Therefore, a goodwill impairment loss of ¥24,543 million was recognized in the Global Retail Group during the fiscal year ended March 31, 2008.

Goodwill in the Global Corporate Group was acquired through MHCB’s subscriptions of the third-party allocations by its subsidiary, MHSC, in December 2007 and January 2008 (Refer to Note 26 “Noncontrolling interests”). Since the estimation of future cash flows of the MHSC operating segment was revised downward reflecting the overall economic outlook of MHSC, it was determined that the carrying amount of the segment exceeded its fair value as of March 31, 2008, the date of the annual impairment test. Therefore, a goodwill impairment loss of ¥25,715 million was recognized in the Global Corporate Group during the fiscal year ended March 31, 2008.

Intangible assets

The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets, at March 31, 2009 and 2010.

	2009			2010
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions of yen)
Intangible assets subject to amortization:
Customer relationships (Note)	—	—	—	73,949	3,193	70,756
Other	3,166	2,557	609	2,867	2,384	483

Total	3,166	2,557	609	76,816	5,577	71,239

Intangible assets not subject to amortization:
Total	9,409	—	9,409	9,755	—	9,755

Total	12,575	2,557	10,018	86,571	5,577	80,994

Note:	Customer relationships were acquired by the merger of MHSC and Shinko. See Note 3 “Business combination” for further information.

For the fiscal years ended March 31, 2008, 2009, and 2010, the MHFG Group recognized ¥221 million, ¥200 million, and ¥3,917 million, respectively, of amortization expenses for intangible assets.

The table below presents the estimated aggregate amortization expenses for intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2011	5,226
2012	5,450
2013	5,578
2014	5,669
2015	5,332

Pledged assets and collateral	12 Months Ended
Mar. 31, 2010
Pledged assets and collateral

10. Pledged assets and collateral

The following amounts, by balance sheet classifications, have been pledged as collateral for borrowings and for other purposes at March 31, 2009 and 2010:

	2009	2010
	(in billions of yen)
Interest-bearing deposits in other banks	45	101
Trading account assets	6,575	10,231
Available-for-sale securities	9,807	13,092
Loans	12,837	8,711
Other assets	1,344	987

Total	30,608	33,122

The associated liabilities collateralized by the above assets at March 31, 2009 and 2010 are summarized below:

	2009	2010
	(in billions of yen)
Deposits	643	653
Call money and funds purchased	2,020	1,959
Payables under repurchase agreements	2,983	5,608
Payables under securities lending transactions	3,766	6,052
Other short-term borrowings	3,791	4,696
Long-term debt	4,252	3,475

Total	17,455	22,443

The Bank of Japan (“the BOJ”) requires private depository institutions to maintain a certain amount of funds as reserves in current accounts with the BOJ, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for foreign offices engaged in banking businesses in foreign countries. At March 31, 2009 and 2010, the reserve funds maintained by the MHFG Group, which were included in Cash and due from banks and Interest-bearing deposits in other banks, were ¥4,225 billion and ¥3,731 billion, respectively.

At March 31, 2009 and 2010, the MHFG Group had received collateral that can be sold or repledged, with a fair value of ¥12,910 billion and ¥15,251 billion, respectively, of which ¥10,139 billion and ¥13,538 billion, respectively, were sold or repledged. Such collateral was primarily obtained under resale or securities borrowing agreements, and was used generally as collateral under repurchase or securities lending agreements, or to cover short sales.

Deposits	12 Months Ended
Mar. 31, 2010
Deposits

11. Deposits

The balances of time deposits and certificates of deposit issued by domestic offices in amounts of ¥10 million (approximately US $107 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 31, 2010) or more as well as the balances of those deposits issued by foreign offices in amounts of US $100,000 or more at March 31, 2009 and 2010 are as follows:

	2009	2010
	(in millions of yen)
Domestic offices:
Time deposits	19,042,783	18,759,823
Certificates of deposit	8,519,700	8,563,870

Total	27,562,483	27,323,693

Foreign offices:
Time deposits	6,267,038	5,704,577
Certificates of deposit	839,748	1,723,924

Total	7,106,786	7,428,501

The aggregate amount of demand deposits in overdraft status that have been reclassified as loan balances at March 31, 2009 and 2010 was ¥693 billion and ¥606 billion, respectively.

The balance and remaining maturities of time deposits and certificates of deposit issued by domestic and foreign offices at March 31, 2010 are shown in the following table:

	Time deposits	Certificates of deposit	Total
	(in millions of yen)
Domestic offices:
Due in one year or less	24,548,040	8,559,920	33,107,960
Due after one year through two years	1,864,666	3,950	1,868,616
Due after two years through three years	1,382,700	—	1,382,700
Due after three years through four years	272,284	—	272,284
Due after four years through five years	253,085	—	253,085
Due after five years	124,440	—	124,440

Total	28,445,215	8,563,870	37,009,085

Foreign offices:
Due in one year or less	5,732,449	1,723,939	7,456,388
Due after one year through two years	2,762	—	2,762
Due after two years through three years	4,749	—	4,749
Due after three years through four years	9,378	—	9,378
Due after four years through five years	121	—	121
Due after five years	1,116	—	1,116

Total	5,750,575	1,723,939	7,474,514

Total	34,195,790	10,287,809	44,483,599

Debentures	12 Months Ended
Mar. 31, 2010
Debentures

12. Debentures

MHCB and MHBK issue debentures denominated in Japanese yen with fixed interest rate to institutional and private investors as a source of funding for their operational needs. The following table presents interest rates and maturities of debentures:

	Interest rates	Maturities	2009	2010
	(%)		(in millions of yen)
Five-year coupon debentures	0.10–1.20	Apr. 2010–Apr. 2015	2,300,460	1,517,798

Note: Interest	rates and maturities shown are as of March 31, 2010.

Due to trust accounts	12 Months Ended
Mar. 31, 2010
Due to trust accounts

13. Due to trust accounts

MHTB and TCSB, which are MHFG’s subsidiary trust banks, hold assets on behalf of their customers in an agent, fiduciary or trust capacity. Such trust account assets are not the MHFG Group’s proprietary assets and are managed and accounted for separately. However, the cash of individual trust accounts is often placed with MHTB and TCSB for the customers’ short-term investment needs. These amounts which MHTB and TCSB owe to the trust accounts are recorded as Due to trust accounts.

Long-term debt	12 Months Ended
Mar. 31, 2010
Long-term debt

14. Long-term debt

Long-term debt with original maturities of more than one year at March 31, 2009 and 2010 is comprised of the following:

	2009	2010
	(in millions of yen)
Obligations under capital leases	18,684	19,782
Loan participation borrowings	265,091	186,200
Senior borrowings and bonds	2,871,216	3,517,969
Subordinated borrowings and bonds	4,862,779	4,758,483

Total	8,017,770	8,482,434

The following table presents interest rates and maturities of senior borrowings and bonds, and subordinated borrowings and bonds:

	Interest rates (1)	Maturities (2)	2009	2010
	(%)		(in millions of yen)
Senior borrowings and bonds:
fixed rate denominated in Japanese yen	0–12.0	Apr. 2010–Oct. 2038	1,964,082	2,486,198
fixed rate denominated in U.S. dollars	0–7.49	Oct. 2011–Sep. 2038	5,324	4,810
fixed rate denominated in other currencies	6.16–7.37	Jun. 2011–Jan. 2012	30,642	24,842
floating rate denominated in Japanese yen	0–14.0	Apr. 2010–Feb. 2040	857,685	814,498
floating rate denominated in U.S. dollars	0–7.0	Apr. 2010–Jul. 2047	12,802	187,577
floating rate denominated in other currencies	0	Nov. 2012	681	44

Total			2,871,216	3,517,969

Subordinated borrowings and bonds:
fixed rate denominated in Japanese yen	0.96–4.74	Apr. 2010–Perpetual	3,257,319	3,627,819
fixed rate denominated in U.S. dollars	5.89–14.91	Apr. 2010–Perpetual	512,139	484,902
fixed rate denominated in Euro	4.98	Jun. 2011	163,196	63,324
floating rate denominated in Japanese yen	0.54–4.18	Apr. 2010–Perpetual	847,500	505,004
floating rate denominated in U.S. dollars	0.63–1.23	Sep. 2010–Jan. 2013	74,186	69,315
floating rate denominated in Euro	1.79–1.8	Sep. 2010	8,439	8,119

Total			4,862,779	4,758,483

Total			7,733,995	8,276,452

Notes:

(1)	The interest rates shown are the range of contractual rates in effect at March 31, 2010.
(2)	Maturity information shown is the range of maturities at March 31, 2010.
(3)	None of the long-term debt issues listed above is convertible to common stock.
(4)	Certain debt agreements permit the MHFG Group to redeem the related debt, in whole or in part, prior to maturity at the MHFG Group’s option on terms specified in the respective agreements.

The following is a summary of contractual maturities of long-term debt subsequent to March 31, 2010:

(in millions of yen)
Fiscal years ending March 31:
2011	463,009
2012	987,639
2013	855,499
2014	687,863
2015	1,170,008
2016 and thereafter	4,318,416

Total	8,482,434

Other assets and liabilities	12 Months Ended
Mar. 31, 2010
Other assets and liabilities

15. Other assets and liabilities

The following table sets forth the details of other assets and liabilities at March 31, 2009 and 2010:

	2009	2010
	(in millions of yen)
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	1,067,925	1,627,189
Collateral provided for derivative transactions	1,237,247	852,895
Financial Stabilization Funds	306,511	318,112
Security deposits	110,904	111,828
Miscellaneous receivables	146,424	60,115
Loans held for sale	80,500	45,072
Other	426,025	455,293

Total	3,375,536	3,470,504

Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	2,362,118	1,407,575
Collateral accepted for derivative transactions	813,666	497,822
Miscellaneous payables	274,630	463,077
Factoring amounts owed to customers	334,589	305,597
Matured debentures	208,225	179,012
Unearned income	147,304	145,357
Accrued pension liability	251,124	29,748
Other	815,034	765,864

Total	5,206,690	3,794,052

Financial Stabilization Funds

The Financial Stabilization Funds were initiated in 1996 by the Japanese government in connection with the liquidation of certain failed housing-loan companies. Several financial institutions including the BOJ were required by the Japanese government to invest in these Funds in an effort to stabilize the effects on the Japanese economy. The returns from the investment of the Funds are first to be used to make up for a part of the losses incurred as the housing-loan companies’ loans are collected and disposed of. The Funds are principally invested in Japanese government bonds, but the investment income earned by the Funds does not accrue to the MHFG Group, and as a result, the deposits are noninterest-bearing.

The MHFG Group made deposits with the Funds amounting to ¥359,017 million during the fiscal year ended March 31, 1997. The deposits are expected to mature in 15 years from the deposit date. The deposits were discounted to their present value at the time of the deposit and the discount is being accreted over the expected period to maturity using the interest method. The carrying amount of the deposits as of March 31, 2009 and 2010 was ¥306,511 million and ¥318,112 million, respectively.

Unearned income

Unearned income is primarily comprised of refundable fees received from consumer loan customers at the time the loan was made, which is being deferred and recognized in earnings as earned.

Matured debentures

Matured debentures represent the principal balance of debentures that have reached maturity but have not yet been repaid to customers.

Preferred stock	12 Months Ended
Mar. 31, 2010
Preferred stock

16. Preferred stock

On January 4, 2009, MHFG abolished the fractional share system and adopted the unit share system concurrently with the allotment of shares or fractions of a share without consideration. The allotment was made at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share. Therefore, as a result of the allotment, the number of shares has increased a thousandfold.

The composition of preferred stock at March 31, 2008, 2009 and 2010 is as follows:

2008		Number of shares			Liquidation value per share	Convertible or not
Class of stock	Aggregate amount	Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock	943,740	1,398,500	943,740	—	1,000,000	Yes
Class XII preferred stock	—	1,500,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000	36,690	—	1,000,000	No

Total	980,430	4,398,500	980,430	—

2009		Number of shares			Liquidation value per share	Convertible or not
Class of stock	Aggregate amount	Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	2,801,000	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	2,801,000

2010		Number of shares			Liquidation value per share	Convertible or not
Class of stock	Aggregate amount	Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	415,471,000	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	415,471,000

Note:	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Holders or registered pledgees of preferred stock are entitled to receive annual dividends, and distribution of residual assets of MHFG as set out above as liquidation value per share, in priority to holders of common stock but pari passu among themselves. MHFG may pay up to one-half of the annual dividend payable on each class of preferred stock as an interim dividend. Dividends on preferred stock are not cumulative. Holders of preferred stock are not entitled to vote at a general meeting of shareholders except where the articles of incorporation entitle holders of preferred stock to vote.

Thirteenth series class XIII preferred stock is callable (in full or in part) at the option of the issuer after April 1, 2013. Call price is the sum of the liquidation value per share and the accrued dividend. Accrued dividend is calculated on a daily basis starting on the first day of the fiscal period in which the call date belongs and ending on the call date. If an interim dividend is paid during that fiscal period, the amount of this interim dividend will be subtracted from the accrued dividend.

Eleventh series class XI preferred stock is convertible into common stock at the option of the holder. Material terms and conditions of conversion are as follows:

	Conversion period (1)	Conversion ratio (2)
Eleventh series class XI preferred stock	July 1, 2008 to June 30, 2016	¥1,000/(conversion price), where the conversion price after adjustment is ¥303.50 on or after August 6, 2009; to be reset on July 1 of each year between 2010 and 2015 (each, a “Reset Date”) as ¥1,000/(conversion price), where the conversion price is the lower of (x) the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the Tokyo Stock Exchange (“TSE”) for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to the Reset Date and (y) the conversion price after adjustment effective as of the Reset Date, provided that the conversion price shall not be less than ¥303.50.

Notes:

(1)	If the date to determine the shareholders entitled to exercise their voting rights at a general meeting of the shareholders of MHFG (the “Record Date”) is prescribed, the period from and including the date immediately following such Record Date to and including the date on which such general meeting is concluded shall be excluded.

(2)	Subject to adjustment, where issuance or disposal by MHFG of common stock for a price below the “current market price”, a stock split, issuance of securities convertible into common stock at a price below the “current market price” at the time of issuance thereof or determination of the conversion price thereof, merger or amalgamation, or a capital decrease or stock consolidation occurs and in certain other circumstances.

Each share of preferred stock which has not been converted as described above by the end of the relevant conversion period will be converted into common stock on the day following the end of the conversion period on the following terms:

	Conversion date	Conversion ratio
Eleventh series class XI preferred stock	July 1, 2016	¥1,000/(current market price), where the current market price is the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the TSE for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to July 1, 2016, provided that the current market price shall not be less than ¥303.50.

The changes in the number of shares and the aggregate amount of preferred stock during the fiscal years ended March 31, 2008, 2009 and 2010 were as follows:

Class of stock	Issued at March 31, 2007	Net change	Issued at March 31, 2008	Cancelled	Allotment	Issued at March 31, 2009	Cancelled	Issued at March 31, 2010
	(number of shares)
Eleventh series class XI preferred stock (Note)	943,740	—	943,740	(28,988)	913,837,248	914,752,000	—	914,752,000
Thirteenth series class XIII preferred stock	36,690	—	36,690	—	36,653,310	36,690,000	—	36,690,000

Total	980,430	—	980,430	(28,988)	950,490,558	951,442,000	—	951,442,000

Class of stock	Aggregate amount at March 31, 2007	Net change	Aggregate amount at March 31, 2008	Cancelled	Aggregate amount at March 31, 2009	Net change	Aggregate amount at March 31, 2010
	(in millions of yen)
Eleventh series class XI preferred stock (Note)	943,740	—	943,740	(28,988)	914,752	—	914,752
Thirteenth series class XIII preferred stock	36,690	—	36,690	—	36,690	—	36,690

Total	980,430	—	980,430	(28,988)	951,442	—	951,442

Note:	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Common stock	12 Months Ended
Mar. 31, 2010
Common stock

17. Common stock

On January 4, 2009, MHFG abolished the fractional share system and adopted the unit share system concurrently with the allotment of shares or fractions of a share without consideration. The allotment was made at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share. Therefore, as a result of the allotment, the number of shares has increased a thousandfold.

The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2008, 2009, and 2010 were as follows:

	2008	2009	2010
		(shares)
Balance at beginning of fiscal year	11,872,195	11,396,255	11,178,940,660
Issuance of new shares of common stock by conversion of Eleventh series class XI preferred stock	—	59,186	1,315,457,030
Issuance of new shares of common stock by public offering	—	—	2,804,400,000
Issuance of new shares of common stock by way of third-party allotment	—	—	195,600,000
Cancellation of common stock	(475,940)	(276,500)	—
Allotment of common stock	—	11,167,761,719	—

Balance at end of fiscal year	11,396,255	11,178,940,660	15,494,397,690

Dividends	12 Months Ended
Mar. 31, 2010
Dividends

18. Dividends

The amount available for dividends under the Company Law is based on the amount recorded in MHFG’s non-consolidated general books of account, maintained in accordance with accounting principles generally accepted in Japan (“Japanese GAAP”) and adjusted by post period-end changes. Therefore, the consolidated shareholders’ equity under U.S. GAAP has no effect on the determination of the amount available for dividends. On March 31, 2010, MHFG’s capital stock, capital surplus, and retained earnings were ¥1,805,565 million, ¥649,842 million, and ¥1,559,325 million, respectively, under Japanese GAAP.

In making a distribution of retained earnings, an entity must set aside in its legal reserve an amount equal to one-tenth of the amount of retained earnings so distributed, until its legal reserve reaches to one-quarter of its capital stock. MHFG’s legal reserve at March 31, 2010 was ¥654,192 million, of which ¥649,842 million was included in capital surplus and ¥4,350 million in retained earnings.

In addition to the provision that requires an appropriation for legal reserve, the Company Law and the Banking Law impose certain limitations on the amount available for dividends. Under the Company Law, MHFG’s maximum amount available for dividends, at March 31, 2010, was ¥1,549,746 million, based on the amount recorded in MHFG’s general books of account under Japanese GAAP. Under the Banking Law and related regulations, MHFG has to meet the minimum capital adequacy requirements. Distributions of retained earnings, which are otherwise distributable to shareholders, are restricted in order to maintain the minimum 4.0% Tier 1 capital for capital adequacy purposes. See Note 19 “Regulatory matters” for further discussion of regulatory capital requirements.

Payment of dividends on shares of common stock is also subject to the prior payment of dividends on shares of preferred stock.

Dividends on preferred stock and common stock during the fiscal years ended March 31, 2008, 2009, and 2010 were as follows:

2008	Cash dividends
Class of stock	Per share (1)	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	18,875
Thirteenth series class XIII preferred stock	30	1,101
Common stock	7	81,254

Total		101,230

2009	Cash dividends
Class of stock	Per share (1)	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	18,875
Thirteenth series class XIII preferred stock	30	1,101
Common stock	10	113,922

Total		133,898

2010	Cash dividends
Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	18,239
Thirteenth series class XIII preferred stock	30	1,101
Common stock	10	111,676

Total		131,016

Notes:

(1)	An allotment of shares or fractions of a share without consideration was made to all shareholders and holders of fractional shares at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share, effective on January 4, 2009. Dividends per share for the fiscal years ended March 31, 2008 and 2009 have been adjusted retroactively to reflect the allotment.
(2)	Dividends paid on treasury stock are excluded.

Regulatory matters	12 Months Ended
Mar. 31, 2010
Regulatory matters

19. Regulatory matters

Regulatory capital requirements

MHFG, MHCB, MHBK, and MHTB are subject to regulatory capital requirements administered by the Financial Services Agency (“FSA”) in accordance with the provisions of the Banking Law and related regulations. Failure to meet minimum capital requirements may initiate certain mandatory actions by regulators that, if undertaken, could have a direct material effect on the MHFG Group’s consolidated financial statements.

The capital adequacy guidelines applicable to Japanese banks and bank holding companies with international operations supervised by the FSA closely follow the risk-adjusted approach proposed by the Bank for International Settlements (“BIS”) and are intended to further strengthen the soundness and stability of Japanese banks. Effective March 31, 2007, new guidelines were implemented by the FSA to comply with the new capital adequacy requirements set by BIS called Basel II. The framework of Basel II is based on the following three pillars: minimum capital requirements; supervisory review; and market discipline.

Under the first pillar, the capital ratio is calculated by dividing regulatory capital by risk-weighted assets. With respect to the calculation of risk-weighted assets, the MHFG Group adopts the advanced internal ratings-based approach. Under such approach, balance sheet assets and off-balance sheet exposures, calculated under Japanese GAAP, are assessed in terms of credit risk according to risk components such as probability of default (“PD”) and loss given default (“LGD”) which are derived by the Group’s own internal credit experience. In addition to credit risk, banks are required to measure and apply capital charges with respect to their market risks. Market risk is defined as the risk of losses in on- and off-balance-sheet positions arising from movements in market prices. Operational risk, which was introduced under Basel II with respect to regulatory capital requirements, is the risk of loss resulting from inadequate or failed internal processes, people and systems or from external events. The Group adopted the advanced measurement approach instead of the standardized approach as of September 30, 2009 for the measurement of operational risk equivalent by taking account of the following four elements: internal loss data; external loss data; scenario analysis; and business environment and internal control factors.

With regard to risk-based capital, these guidelines are consistent with the original BIS framework (Basel I) in requiring a target minimum standard capital adequacy ratio of 8%, at least half of which must consist of core capital, on both a consolidated and non-consolidated basis for banks with international operations, such as MHCB and MHTB, or on a consolidated basis for bank holding companies with international operations, such as MHFG.

Risk-based capital, calculated from financial statements prepared under Japanese GAAP, is classified into the following three tiers: core capital (Tier 1 capital); supplementary capital (Tier 2 capital); and junior supplementary capital (Tier 3 capital). Tier 1 capital generally consists of shareholders’ equity less any recorded goodwill and consolidation adjustment accounts. Tier 2 capital generally consists of: general loan-loss reserves; 45% of each of the unrealized gains on valuation of certain securities classified as “other securities” under Japanese GAAP which is similar to available-for-sale securities under U.S. GAAP, and the unrealized appreciation in the value of land; the balance of subordinated perpetual debt; and the balance of subordinated term debt with an original maturity of over five years and preferred term shares up to 50% of Tier 1 capital. Tier 2 capital may be included in a bank’s risk-based capital up to the amount equivalent to Tier 1 capital, less Tier 3 capital if market risk is taken into account in the capital adequacy ratio calculation. Tier 3 capital consists of the balance of subordinated term debt with original maturity of at least two years. Tier 3 capital may be included in total risk-based capital subject to certain conditions, depending on the measure for market risk and the amount of Tier 1 capital.

Japanese banks are also required to comply with the supervisory review process (second pillar) and disclosure requirements for market discipline (third pillar). Under the second pillar, banks are required to maintain adequate capital to support all of the major risks in their business and are encouraged to develop and use better risk management techniques in monitoring and managing such risks. Under the third pillar, banks are required to enhance disclosure, including disclosure of details of the capital adequacy ratio, the amount of each type of risk and the method of calculation used, so that the market may make more effective evaluations.

Japanese banks with only domestic operations, such as MHBK, are subject to Japanese capital adequacy requirements that are similar to those discussed above, except that domestic banks are required to maintain a minimum capital adequacy ratio of 4%, at least half of which must consist of Tier 1 capital, on both a consolidated and non-consolidated basis.

If the capital adequacy ratio of a financial institution falls below the required level, the FSA may, depending upon the extent of capital deterioration, take certain corrective action including requiring the financial institution to submit an improvement plan to strengthen its capital base, reduce its total assets, restrict its business operations, or other actions that could have a material effect on the MHFG Group’s financial statements.

Capital adequacy ratios of MHFG, MHCB, MHBK, and MHTB as of March 31, 2009 and 2010 calculated in accordance with Japanese GAAP and guidelines established by the Ministry of Finance and the FSA are set forth in the following table:

	2009		2010
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Tier 1 capital:
Required	2,362	4.00	2,275	4.00
Actual	3,765	6.37	5,173	9.09
Total risk-based capital:
Required	4,724	8.00	4,549	8.00
Actual	6,224	10.53	7,658	13.46
MHCB:
Tier 1 capital:
Required	1,272	4.00	1,245	4.00
Actual	2,698	8.48	3,914	12.57
Total risk-based capital:
Required	2,543	8.00	2,490	8.00
Actual	3,782	11.89	4,983	16.00
MHBK:
Tier 1 capital:
Required	510	2.00	482	2.00
Actual	1,697	6.65	1,866	7.74
Total risk-based capital:
Required	1,020	4.00	964	4.00
Actual	3,002	11.77	3,105	12.88
MHTB:
Tier 1 capital:
Required	123	4.00	112	4.00
Actual	251	8.18	281	10.07
Total risk-based capital:
Required	245	8.00	223	8.00
Actual	408	13.32	439	15.73
Non-consolidated:
MHCB:
Tier 1 capital:
Required	1,230	4.00	1,111	4.00
Actual	1,863	6.05	3,330	11.99
Total risk-based capital:
Required	2,459	8.00	2,221	8.00
Actual	3,613	11.75	4,908	17.68
MHBK:
Tier 1 capital:
Required	496	2.00	466	2.00
Actual	1,645	6.63	1,825	7.83
Total risk-based capital:
Required	991	4.00	931	4.00
Actual	2,915	11.76	3,021	12.97
MHTB:
Tier 1 capital:
Required	121	4.00	110	4.00
Actual	247	8.19	280	10.21
Total risk-based capital:
Required	241	8.00	219	8.00
Actual	403	13.35	437	15.97

MHFG’s securities subsidiaries in Japan are also subject to the capital adequacy rules of the FSA under the Financial Instrument and Exchange Law. This rule requires securities firms to maintain a minimum capital adequacy ratio of 120% calculated as a percentage of capital accounts less certain assets, as determined in accordance with Japanese GAAP, against amounts equivalent to market, counterparty, and basic risks. Specific guidelines are issued as a ministerial ordinance which details the definition of essential components of the capital ratios, including capital, disallowed assets and risks, and related measures. Failure to maintain a minimum capital ratio will trigger mandatory regulatory actions. A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of 100% or less may lead to a temporary suspension of all or part of the business operations and cancellation of the license to act as a securities broker and dealer.

Management believes, as of March 31, 2010, that MHFG, MHCB, MHBK, MHTB, and their securities subsidiaries in Japan are in compliance with all capital adequacy requirements to which they are subject.

Earnings per common share	12 Months Ended
Mar. 31, 2010
Earnings per common share

20. Earnings per common share

Basic earnings per common share are computed by dividing net income by the weighted average number of common shares outstanding during the fiscal year. Diluted earnings per common share reflect the assumed conversion to common shares of all convertible securities such as convertible preferred stock.

On January 4, 2009, MHFG abolished the fractional share system and adopted the unit share system concurrently with the allotment of shares or fractions of a share without consideration. The allotment was made at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share. Therefore, as a result of the allotment, the number of shares has increased a thousandfold. The computations of basic and diluted earnings per common share are adjusted retroactively.

The following table sets forth the computation of basic and diluted earnings per common share for the fiscal years ended March 31, 2008, 2009 and 2010:

	2008		2009		2010
	(in millions of yen)
Net income (loss):
Net income (loss) attributable to MHFG shareholders	228,618		(1,058,447)		999,689
Less: Net income (loss) attributable to preferred shareholders	19,975		19,340		11,086

Net income (loss) attributable to common shareholders	208,643		(1,077,787)		988,603

Effect of dilutive securities:
Convertible preferred stock	18,875		— (2)		9,986
Stock compensation-type stock options	—		—		(25)

Net income (loss) attributable to common shareholders after assumed conversions	227,518		(1,077,787)		998,564

	2008		2009		2010
	(thousands of shares)
Shares:
Weighted average common shares outstanding	11,479,942		11,231,269		14,013,058

Effect of dilutive securities:
Convertible preferred stock	2,088,073	(1)	— (2)		2,181,091	(1)
Stock compensation-type stock options	—		—		6,663

Weighted average common shares after assumed conversions	13,568,015		11,231,269		16,200,812

	2008		2009	2010
	(in yen)
Amounts per common share:
Basic net income (loss) per common share	18.17		(95.96)	70.55

Diluted net income (loss) per common share	16.77		(95.96)	61.64

Notes:
(1)	For the fiscal years ended March 31, 2008 and 2010, the number of the dilutive common shares is based on the applicable conversion prices.
(2)	For the fiscal year ended March 31, 2009, the computation of diluted earnings per common share did not assume conversion of convertible preferred stock, as the effect of such conversion would be anti-dilutive due to the net loss.

Income taxes	12 Months Ended
Mar. 31, 2010
Income taxes

21. Income taxes

The following table presents the components of Income tax expense for the fiscal years ended March 31, 2008, 2009 and 2010:

	2008	2009	2010
	(in millions of yen)
Current:
Domestic	9,681	10,013	10,975
Foreign	35,502	40,773	6,138

Total current tax expense	45,183	50,786	17,113

Deferred:
Domestic	626,326	709,625	(378,678)
Foreign	667	1,497	1,370

Total deferred tax expense	626,993	711,122	(377,308)

Total income tax expense	672,176	761,908	(360,195)

The preceding table does not reflect the tax effects of items recorded directly in Shareholders’ equity for the fiscal years ended March 31, 2008, 2009 and 2010. The detailed amounts recorded directly in Shareholders’ equity are as follows:

	2008	2009	2010
	(in millions of yen)
Unrealized net gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(598,625)	(488,671)	298,562
Less: reclassification adjustments	(171,164)	(29,684)	7,915

Total	(769,789)	(518,355)	306,477

Pension liability adjustments:
Unrealized gains (losses)	(165,059)	(65,728)	9,051
Less: reclassification adjustments	(2,786)	2,715	14,481

Total	(167,845)	(63,013)	23,532

Total tax effect before allocation to noncontrolling interests	(937,634)	(581,368)	330,009

Since the MHFG Group does not have the intention to divest its foreign subsidiaries in the foreseeable future, deferred taxes are not provided on the temporary differences related to foreign currency translation adjustments.

The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to actual income tax expense for the fiscal years ended March 31, 2008, 2009 and 2010:

	2008	2009	2010
	(in millions of yen, except tax rates)
Income (loss) before income tax expense	847,138	(358,094)	686,455
Effective statutory tax rate	40.69%	40.69%	40.69%

Income tax calculated at the statutory tax rate	344,700	(145,709)	279,319
Income not subject to tax	(19,514)	(15,658)	(23,207)
Expenses not deductible for tax purposes	2,035	1,823	1,496
Tax rate differentials of subsidiaries	35,610	(11,923)	650
Change in valuation allowance	242,980	1,256,799	(1,104,610)
Change in undistributed earnings of subsidiaries	(32,405)	(19,706)	10,384
Change in net operating loss carryforwards resulting from intercompany capital transactions	54,277	(351,991)	(1,400)
Expiration of net operating loss carryforwards	—	15,915	481,805
Business combination (Note 3)	—	—	(38,721)
Other	44,493	32,358	34,089

Income tax expense	672,176	761,908	(360,195)

The components of net deferred tax assets at March 31, 2009 and 2010 are as follows:

	2009	2010
	(in millions of yen)
Deferred tax assets:
Investments	1,265,923	1,155,141
Allowance for loan losses	495,235	487,488
Trading account assets	85,609	74,713
Prepaid pension cost and accrued pension liabilities	122,321	40,688
Financial Stabilization Funds	21,324	16,615
Premises and equipment	26,526	15,062
Undistributed earnings of subsidiaries	15,183	4,799
Net operating loss carryforwards	2,559,208	1,996,444
Other	332,191	300,133

	4,923,520	4,091,083
Valuation allowance	(3,778,575)	(2,603,292)

Deferred tax assets, net of valuation allowance	1,144,945	1,487,791

Deferred tax liabilities:
Available-for-sale securities	282,962	550,640
Derivative financial instruments	27,217	43,447
Other	50,747	79,252

Deferred tax liabilities	360,926	673,339

Net deferred tax assets	784,019	814,452

Deferred tax assets and deferred tax liabilities within the same tax jurisdiction have been netted for presentation in the consolidated balance sheets.

In assessing the realizability of deferred tax assets, management considered whether it was more likely than not that some portion or all of the deferred tax assets would not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considered the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies available in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets were deductible, management believed it was more likely than not that the MHFG Group would realize the benefits of these deductible differences, net of the existing valuation allowances at March 31, 2009 and 2010.

At March 31, 2010, the MHFG Group had net operating loss carryforwards totaling ¥5,002 billion. These net operating losses are scheduled to expire as follows:

Net operating loss carryforwards
(in billions of yen)
Fiscal year ending March 31:
2011	504
2012	519
2013	2,696
2014	16
2015	6
2016 and thereafter	1,261

Total	5,002

Included in net operating loss carryforwards in the above table are carryforwards of the holding company and a subsidiary of ¥3,515 billion resulting mainly from intercompany capital transactions. The tax effect of these carryforwards is offset by a full valuation allowance.

The total amount of unrecognized tax benefits including ¥1,943 million and ¥602 million interest and penalties was ¥11,639 million and ¥4,193 million at March 31, 2009 and 2010, respectively, of which ¥11,639 million and ¥2,596 million would, if recognized, affect the Group’s effective tax rate, respectively. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.

The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2009 and 2010:

	2009	2010
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	4,923	11,639

Gross amount of increases related to positions taken during prior years	7,412	3,394
Amount of decreases related to settlements	(328)	(10,306)
Foreign exchange adjustments	(368)	(534)

Total unrecognized tax benefits at end of fiscal year	11,639	4,193

The MHFG Group is currently subject to ongoing tax audits in some jurisdictions. The oldest years open to tax audits in Japan, the United States and the United Kingdom are 2002, 1999 and 2002, respectively. The MHFG Group does not anticipate that increases or decreases of unrecognized tax benefits within the next twelve months would have a material effect on its consolidated results of operations or financial condition.

Pension and other employee benefit plans	12 Months Ended
Mar. 31, 2010
Pension and other employee benefit plans

22. Pension and other employee benefit plans

Severance indemnities and pension plans

MHFG and certain subsidiaries, including MHBK, MHCB, and MHTB, sponsor and offer their employees other than directors and corporate auditors, contributory and non-contributory defined benefit plans. Under these plans, employees are provided with lump-sum cash payments upon leaving the company. The amount of benefits under the plans is principally determined based on the position, the length of service and the reason for retirement. When employees meet certain conditions including the length of service, they may opt to receive annuity payments instead of lump-sum payments at retirement. MHFG and certain subsidiaries also offer special termination benefits to former employees whose contributions during their career were deemed meritorious and to those with particular circumstances.

Some of MHFG’s subsidiaries offer closed Tax-Qualified Pension Plans (closed “TQPPs”). These plans are non-contributory defined benefit plans which provide retired employees other than directors and corporate auditors with retirement benefits that are determined based on certain factors that include the length of service. Under the TQPPs, employers enter into contracts with financial institutions such as trust banks or life insurers that administer employer contributions and benefit payments.

Certain foreign offices and subsidiaries have defined contribution plans and/or defined benefit plans, of which disclosures are combined with those for domestic benefit plans, as they are not significant.

MHFG and certain subsidiaries have several defined contribution plans. The costs recognized for contributions to the plans for the fiscal years ended March 31, 2008, 2009 and 2010 were ¥1,785 million, ¥1,987 million and ¥3,391 million, respectively.

Pension plans are not fully integrated among subsidiaries of MHFG and plan assets are managed separately by each plan.

Net periodic benefit cost and funded status

Net periodic benefit cost of the severance indemnities and pension plans, net of contributions made by employees, for the fiscal years ended March 31, 2008, 2009 and 2010 includes the following components:

	2008	2009	2010
	(in millions of yen)
Service cost-benefits earned during the fiscal year	24,000	23,668	27,342
Interest costs on projected benefit obligation	26,757	25,192	25,062
Expected return on plan assets	(95,211)	(52,273)	(15,120)
Amortization of prior service benefit	(437)	(375)	(318)
Amortization of net actuarial loss (gain)	(6,042)	6,297	36,483
Special termination benefits	5,048	7,440	4,387
Loss on settlement	—	1,791	—
Gain on curtailment	—	(748)	—

Net periodic benefit cost	(45,885)	10,992	77,836

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) before-tax for the fiscal years ended March 31, 2009 and 2010 were summarized as follows:

	2009	2010
	(in millions of yen)
Net actuarial loss (gain)	336,362	(196,508)
Amortization of net actuarial loss	(6,297)	(36,483)
Prior service cost	744	—
Amortization of prior service benefit	375	318

Total recognized in other comprehensive loss (income) before-tax	331,184	(232,673)

As of March 31, 2010, the amounts in Accumulated other comprehensive income (loss), which will be amortized as prior service benefit and actuarial loss over the next fiscal year, are estimated to be ¥318 million and ¥15,601 million, respectively.

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	2008	2009	2010
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	1.99%	1.93%	1.93%
Rates of increase in future compensation level	1.61–5.62%	1.93–6.27%	2.13–6.12%

Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	2.09%	1.99%	1.93%
Rates of increase in future compensation level	1.51–5.76%	1.61–5.62%	1.93–6.27%
Expected rates of return on plan assets	5.75%	3.92%	1.49%

In estimating the discount rate, the MHFG Group used interest rates on high-quality fixed-income governmental and corporate bonds that received a rating of AA(Aa) or higher from rating agencies. The durations of such bonds closely match that of the benefit obligation. Assumed discount rates were reevaluated at each measurement date. The expected rate of return for each asset category is based primarily on various aspects of long-term prospects for the economy that include historical performance and the market environment.

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2009 and 2010 for the plans of MHFG and its subsidiaries.

	2009	2010
	(in millions of yen)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,293,747	1,256,538
Service cost	23,668	27,342
Interest cost	25,192	25,062
Plan participants’ contributions	1,199	1,200
Business combination (1)	—	45,586
Settlements	(15,730)	—
Actuarial loss (gain)	(4,377)	13,494
Foreign currency exchange rate changes	(5,303)	(19)
Benefits paid	(43,906)	(45,442)
Lump-sum payments	(17,952)	(17,412)

Benefit obligation at end of fiscal year (2)	1,256,538	1,306,349

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,320,374	1,005,422
Actual return (negative return) on plan assets	(289,612)	225,154
Foreign currency exchange rate changes	(4,991)	(58)
Business combination (1)	—	35,216
Settlements	(15,730)	—
Employer contributions	38,088	55,291
Plan participants’ contributions	1,199	1,200
Benefits paid	(43,906)	(45,442)

Fair value of plan assets at end of fiscal year	1,005,422	1,276,783

Funded status	(251,116)	(29,566)

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	8	182
Accrued pension liability	(251,124)	(29,748)

Net amount recognized	(251,116)	(29,566)

Amounts recognized in Accumulated other comprehensive loss (income) before-tax consist of:
Prior service cost (benefit)	(2,616)	(2,298)
Net actuarial loss	526,328	293,337

Net amount recognized	523,712	291,039

Notes:

(1)	Business combination represents the effect of merger of MHSC and Shinko.
(2)	The aggregated accumulated benefit obligations of these plans were ¥1,232,621 million and ¥1,280,344 million, respectively, as of March 31, 2009 and 2010. The defined benefit plans generally employ a multi-variable and non-linear formula based upon compensation at the time of severance, rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.

The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2010:

	2009	2010
	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	1,254,091	1,303,701
Fair value of plan assets	1,002,967	1,273,953

Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	1,230,175	82,742
Fair value of plan assets	1,002,967	59,194

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Investment policies and asset allocation

In managing plan assets, the MHFG Group determines the appropriate levels of risk that the Group can assume under the given circumstances to maximize the investment returns from a long-term perspective while ensuring that the sufficient funds will be available to plan participants and beneficiaries. Generally, the investment returns are relative to the risks involved. In considering the maximum levels of risk that the MHFG Group can assume, it primarily considers the following factors; the employers’ burden of maintaining the benefit plans based on the design of the plans and future plan contributions, the age distribution of the plan participants and beneficiaries, the financial conditions of the employers, and the employers’ ability to absorb future variability in plan premiums. The long-term asset allocation is based on optimal portfolios, which are estimated by expected return and risk according to each asset category such as Japanese equity securities, Japanese debt securities, foreign equity securities and foreign debt securities. Additionally, the asset allocation is reviewed whenever there are large fluctuations in pension plan liabilities caused by modifications of pension plans, or there are changes in the market environment. When selecting an investment in each asset category, the MHFG Group takes into consideration credit standing of an investee, concentration of credit risk to a certain investee, liquidity of an financial instrument, etc. The investments in each asset category are further diversified across funds, strategies, sectors, etc. There is no significant investment in a single investee except Japanese government bonds.

Certain subsidiaries of MHFG established employee retirement benefit trusts and transferred their assets to the trusts as plan assets. These assets are separated from employer’s proprietary assets for the payment to the plan beneficiaries. The assets held in these trusts are primarily Japanese equity securities and have been entrusted directly with qualified trustees including trust banks.

The plan assets designated to the TQPPs have been invested in assets with low investment risk because the plans have already been closed to new participants.

MHFG and certain subsidiaries’ target allocation for the plan assets excluding those of the employee retirement benefit trusts at March 31, 2010 is as follows:

Asset category	Asset ratio
Japanese equity securities	17.00%
Japanese debt securities	28.00%
Foreign equity securities	15.00%
Foreign debt securities	26.00%
General account of life insurance companies	14.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest rate.

Fair value of plan assets

The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2010, by asset category. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 29 “Fair value”.

	2010
	Level 1		Level 2		Level 3	Total
	(in billions of yen)
Japanese equity securities
Common stocks (1)	606		—		—	606
Pooled funds (2)	—		65		—	65
Japanese debt securities
Government bonds	117		—		—	117
Pooled funds (2)	—		37		—	37
Other	—		28		—	28
Foreign equity securities
Common stocks	48		—		—	48
Pooled funds (2)	—		83		—	83
Foreign debt securities
Government bonds	74		6		—	80
Pooled funds (2)	—		54		—	54
Other	—		17		—	17
General account of life insurance companies (3)	—		102		—	102
Hedge funds	—		—		1	1
Other	45	(4)	(6	) (5)	—	39

Total assets at fair value	890		386		1	1,277

Notes:

(1)	This category includes equity securities held in the employee retirement benefit trusts of ¥575 billion at March 31, 2010, which are well-diversified across industries.
(2)	This category primarily includes pension investment fund trusts. Investments in this category are generally measured at their net asset values per share and can be redeemable within short-term period upon request.
(3)	Investments in this category are measured at conversion value.
(4)	This category primarily includes cash and short-term assets carried at fair value.
(5)	This category primarily includes foreign exchange contracts carried at fair value.

The fair value amount of Level 3 assets, consisting of hedge funds, was ¥1 billion and ¥1 billion at March 31, 2009 and 2010, respectively. Amounts of actual returns on and purchases and sales of these assets during the fiscal year ended March 31, 2010 were not significant.

Contributions

A contribution of approximately ¥52 billion is expected to be paid to the pension plans in the fiscal year ending March 31, 2011, based on the current funded status and expected asset return assumptions.

Estimated future benefit payments

The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2011	61,393
2012	62,638
2013	64,518
2014	66,794
2015	68,566
2016-2020	357,634

Stock-based compensation	12 Months Ended
Mar. 31, 2010
Stock-based compensation

23. Stock-based compensation

Concurrently with the abolishment of, and as an alternative to the retirement allowances program for directors and executive officers of MHFG, MHBK, MHCB, and MHTB, the MHFG Group introduced stock compensation-type stock options, in the form of stock acquisition rights, for directors (excluding the outside directors) and executive officers of the respective companies (hereinafter referred to collectively as the “Directors”) in June 2008. The Group also introduced similar stock compensation-type stock options for MHSC’s Directors in June 2009.

The Group maintains following three types of stock-based compensation plan.

In each plan, 1,000 shares of common stock of the designated company (i.e. MHFG common stock for Directors of MHFG, MHBK and MHCB, MHTB common stock for Directors of MHTB, and MHSC common stock for Directors of MHSC) shall be issued or transferred upon exercise of each of the stock acquisition rights. The amount to be paid upon exercise shall be 1 yen per share.

The contractual term of the stock acquisition rights of each plan is 20 years. A holder may exercise the stock acquisition rights only after the date on which such holder loses the status as a Director of MHFG, MHBK, MHCB, MHTB or MHSC. In case of MHSC, if a holder assumes the status as a Director of the company immediately after losing the status as a Director of the company, the holder may exercise the stock acquisition rights only after losing such status finally and definitely.

For Directors of MHFG, MHBK, and MHCB

The following is a summary of the stock-based compensation plan of MHFG, MHBK and MHCB for the fiscal year ended March 31, 2010:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	5,409,000	1
Granted during fiscal year	5,835,000	1
Exercised during fiscal year	1,954,000	1

Outstanding at end of fiscal year	9,290,000	1	19.26	1,709

Exercisable at end of fiscal year	—	—	—	—

There are no non-vested stock options remaining as of March 31, 2010.

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The risk-free interest rate is based on the Japanese government bonds yield curve for the expected remaining term in effect at the date of grant. The expected volatility is based on the historical trading data of MHFG common stock. The expected remaining term is based on the average service period of Directors of MHFG, MHBK, and MHCB, which represents the period of time that stock acquisition rights granted are expected to be outstanding. The expected dividend yield is based on the dividend rate of MHFG common stock at the date of grant.

	For the stock acquisition rights granted during the fiscal year ended March 31,
	2009	2010
Risk-free interest rate	0.38%	0.22%
Expected volatility	61.05%	67.18%
Expected remaining term (in years)	1.78	1.86
Expected dividend yield	4.78%	4.35%

The weighted-average grant-date fair value of stock acquisition rights granted during the fiscal years ended March 31, 2009 and 2010 was ¥190,910 and ¥168,690, respectively.

The compensation cost related to this plan recognized in income was ¥1,033 million and ¥984 million during the fiscal years ended March 31, 2009 and 2010, respectively.

For Directors of MHTB

The following is a summary of the stock-based compensation plan of MHTB for the fiscal year ended March 31, 2010:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	1,695,000	1
Granted during fiscal year	1,744,000	1
Exercised during fiscal year	615,000	1

Outstanding at end of fiscal year	2,824,000	1	19.13	263

Exercisable at end of fiscal year	—	—	—	—

There are no non-vested stock options remaining as of March 31, 2010.

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The assumptions used are the same as those of the aforementioned plan for Directors of MHFG, MHBK, and MHCB except that the underlying security is MHTB common stock.

	For the stock acquisition rights granted during the fiscal year ended March 31,
	2009	2010
Risk-free interest rate	0.36%	0.23%
Expected volatility	46.19%	49.14%
Expected remaining term (in years)	1.52	1.84
Expected dividend yield	1.06%	0%

The weighted-average grant-date fair value of stock acquisition rights granted during the fiscal years ended March 31, 2009 and 2010 was ¥91,490 and ¥110,000, respectively.

The compensation cost related to this plan recognized in income was ¥155 million and ¥192 million during the fiscal years ended March 31, 2009 and 2010, respectively.

For Directors of MHSC

The following is a summary of the stock-based compensation plan of MHSC for the fiscal year ended March 31, 2010:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	—	—
Granted during fiscal year	1,217,000	1
Exercised during fiscal year	16,000	1
Forfeited during fiscal year	2,000	1

Outstanding at end of fiscal year	1,199,000	1	19.38	354

Exercisable at end of fiscal year	34,000	1	19.38	10

There are no non-vested stock options remaining as of March 31, 2010.

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The assumptions used are the same as those of the aforementioned plan for Directors of MHFG, MHBK, and MHCB except that the underlying security is MHSC common stock.

For the stock acquisition rights granted during the fiscal year ended March 31, 2010
Risk-free interest rate	0.38%
Expected volatility	51.64%
Expected remaining term (in years)	3.03
Expected dividend yield	1.55%

The weighted-average grant-date fair value of stock acquisition rights granted during the fiscal year ended March 31, 2010 was ¥306,210.

The compensation cost related to this plan recognized in income was ¥372 million during the fiscal year ended March 31, 2010.

Derivative financial instruments	12 Months Ended
Mar. 31, 2010
Derivative financial instruments

24. Derivative financial instruments

The MHFG Group uses derivative financial instruments in response to the diverse needs of customers, to control the risk related to the assets and liabilities of the MHFG Group, as part of its asset and liability management, and for proprietary trading purposes. The MHFG Group is exposed primarily to market risk associated with interest rate, commodity, foreign currency, and equity products. Market risk arises from changes in market prices or indices, interest rates and foreign exchange rates that may result in an adverse change in the market value of the financial instrument or an increase in its funding costs. Exposure to market risk is managed by imposing position limits and monitoring procedures and by initiating hedging transactions. In addition to market risk, the MHFG Group is exposed to credit risk associated with counterparty default or nonperformance on transactions. Credit risk arises from counterparty failure to perform according to the terms and conditions of the contract and the value of the underlying collateral held, if applicable, is not sufficient to recover resulting losses. The exposure to credit risk is measured by the fair value of all derivatives in a gain position and its potential increase at the balance sheet dates. The exposure to credit risk is managed by entering into legally enforceable master netting agreements to mitigate the overall counterparty credit risk, requiring underlying collateral and guarantees based on an individual credit analysis of each obligor and evaluating credit features of each instrument. In addition, credit approvals, limits and monitoring procedures are also imposed.

Notional amount and fair value of derivative contracts

The following table summarizes notional and fair value amounts of derivative instruments outstanding as of March 31, 2010. The fair value of derivatives is not offset against the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreement in the consolidated balance sheets as well as the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2010	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	882,799	—	12,187	—	11,738
Foreign exchange contracts	79,510	—	3,457	6	3,168
Equity-related contracts	2,653	—	158	—	171
Credit-related contracts	10,204	—	116	—	104
Other contracts	1,011	—	123	—	101

Total	976,177	—	16,041	6	15,282

Notes:

(1)	Notional amount represents the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

The MHFG Group provided and/or accepted cash collateral for derivative transactions under master netting arrangements. Those collateral, not offset against derivative positions, was included in Other assets and Other liabilities, respectively, of which amounts were ¥1,237 billion and ¥814 billion at March 31, 2009, and ¥853 billion and ¥498 billion at March 31, 2010, respectively.

Hedging activities

In order to qualify for hedge accounting, a derivative must be considered highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be designated as a hedge, with documentation of the risk management objective and strategy, including identification of the hedging instrument, the hedged item and the risk exposure, and how effectiveness is to be assessed prospectively and retrospectively. The extent to which a hedging instrument is effective at achieving offsetting changes in fair value or cash flows must be assessed at least quarterly. Any ineffectiveness must be reported immediately in earnings. The MHFG Group’s hedging activities include fair value and net investment hedges.

Fair value hedges

The MHFG Group primarily uses bond options to modify exposure to changes in fair value of available-for-sale debt securities. For qualifying fair value hedges, all changes in the fair value of the derivative and the corresponding hedged item relating to the risk being hedged are recognized in earnings in Investment gains (losses)—net. The change in fair value of the portion of the hedging instruments excluded from the assessment of hedge effectiveness is recorded in Trading account gains (losses)—net. No ineffectiveness exists because the MHFG Group chooses to exclude changes in the option’s time value from the effectiveness test. If the hedge relationship is terminated, the fair value adjustment to the hedged item continues to be reported as part of the basis of the item and is amortized to earnings as a yield adjustment.

The following table summarizes gains and losses information related to fair value hedges for the fiscal year ended March 31, 2010:

	Gains (losses) recorded in income
2010	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	(14,200)	13,771	—	(429)

Total	(14,200)	13,771	—	(429)

The MHFG Group had net loss excluded from assessment of effectiveness of ¥5,497 million and ¥8,849 million for the fiscal years ended March 31, 2008 and 2009, respectively. No ineffectiveness was recognized in earnings for those fiscal years.

Net investment hedges

The MHFG Group uses forward foreign exchange contracts and foreign currency-denominated debt instruments to protect the value of net investments in non-Japanese subsidiaries from foreign currency exposure. Under net investment hedges, both derivatives and nonderivative financial instruments qualify as hedging instruments. For net investment hedges, the changes in the fair value of a hedging derivative instrument or nonderivative hedging financial instrument is recorded in Foreign currency translation adjustments within Accumulated other comprehensive income (loss), provided that the hedging instrument is designated and is effective as a hedge of the net investment. The portion of the hedging instruments excluded from the assessment of hedge effectiveness is recorded in Foreign exchange gains (losses)—net in earnings.

The following table summarizes gains and losses information related to net investment hedges for the fiscal year ended March 31, 2010:

	Gains (losses) recorded in income and other comprehensive income (“OCI”)
2010	Derivatives— effective portion recorded in OCI	Derivatives— ineffective portion recorded in income
	(in millions of yen)
Foreign exchange contracts	(4,489)	—

Total	(4,489)	—

Note:	No amount related to the effective portion of net investment hedges was reclassified from Accumulated other comprehensive income (loss) to earnings for the fiscal year ended March 31, 2010. Additionally, no amount was excluded from the assessment of effectiveness of net investment hedges during the fiscal year ended March 31, 2010.

The MHFG Group had net loss of ¥3,177 million and net gain of ¥87,176 million at March 31, 2008 and 2009, respectively, in foreign currency translation adjustment within Accumulated other comprehensive income (loss).

Derivative instruments not designated or qualifying as hedges

The MHFG Group enters into the following derivative transactions that do not qualify for hedge accounting with a view to implementing risk management hedging strategies: (1) interest-rate swap transactions for the purpose of hedging interest-rate risks in deposits, loans etc., (2) currency swap transactions for the purpose of hedging the foreign exchange risk of these assets, and (3) credit derivatives for the purpose of hedging the credit risk in loans, residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLO”) and other similar assets. Such derivatives are accounted for as trading positions. The change in fair value of those instruments except certain credit derivatives hedging the credit risk in loans are recorded in Trading account gains (losses)—net, even though they are used to mitigate or transform the risk of exposures arising from banking activities. The net loss resulting from changes in the fair values of certain credit derivatives where the Group purchases protection to mitigate its credit risk exposure, related to its corporate loan portfolio, is recorded in Other noninterest expenses.

The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the fiscal year ended March 31, 2010:

2010	Gains (losses) recorded in income
(in millions of yen)
Interest rate contracts (1)	115,416
Foreign exchange contracts	111,845
Equity-related contracts	(22,841)
Credit-related contracts (2)	(97,215)
Other contracts	(2,103)

Total	105,102

Notes:

(1)	The net gain (loss) excluded from assessment of effectiveness for fair value hedges is not included in the above table.
(2)	The amount includes the net loss of ¥90,642 million on the credit derivatives hedging the credit risk in loans.

Credit derivatives

A credit derivative is a bilateral contract between a seller and a buyer of protection against the credit risk of a particular entity. Credit derivatives generally require that the seller of credit protection make payments to the buyer upon the occurrence of predefined credit events, which include bankruptcy, dissolution or insolvency of the referenced entity. The MHFG Group either purchases or writes protection on either a single name or a portfolio of reference credits. The Group enters into credit derivatives to help mitigate credit risk in its corporate loan portfolio and other cash positions, to take proprietary trading positions, and to facilitate client transactions.

The notional amount of credit derivatives represents the maximum potential amount of future payments the seller could be required to make. If the predefined credit event occurs, the seller will generally have a right to collect on the underlying reference credit and any related cash flows, while being liable for the full notional amount of credit protection to the buyer. The Group manages credit risk associated with written protection by purchasing protection with identical or similar underlying reference credit, which substantially offsets its exposure. Thus, the notional amount is not a reliable indicator of the Group’s actual loss exposure.

The following table summarizes notional and fair value amounts of credit derivatives at March 31, 2009 and 2010:

	2009		2010
	Notional amount	Fair value	Notional amount	Fair value
	(in billions of yen)
Credit protection written
Investment grade	3,087	(293)	2,630	(12)
Non-investment grade	4,556	(211)	2,224	(44)

Total	7,643	(504)	4,854	(56)

Credit protection purchased	9,047	582	5,363	68

Note:

Rating scale is based upon either external ratings or internal ratings. The lowest investment grade is considered to be BBB– or the corresponding internal rating, while anything below or unrated is considered to be non-investment grade. Non-investment grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

The following table shows the maximum potential amount of future payment for credit protection written by expiration period at March 31, 2009 and 2010:

	Maximum payout/Notional amount
	2009	2010
	(in billions of yen)
One year or less	835	790
After one year through five years	6,188	3,729
After five years	620	335

Total	7,643	4,854

Note:	The maximum potential amount of future payment is the notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the Group’s right of collection over the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Credit-related contingent features

Certain of the MHFG Group’s derivative instruments contain provisions that require the Group’s debt to maintain an investment grade credit rating from the major credit rating agencies. If the Group’s debt were to fall below investment grade, the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in the Group’s net liability positions. The aggregate fair value of all derivative instruments with such credit-risk-related contingent features in liability positions on March 31, 2010 was ¥2,170 billion. As the Group has provided ¥1,736 billion as collateral to the counterparties in its normal course of business, if the contingent features described above were triggered on March 31, 2010, the amount immediately required to settle would be ¥434 billion.

Commitments and contingencies	12 Months Ended
Mar. 31, 2010
Commitments and contingencies

25. Commitments and contingencies

Obligations under guarantees

The MHFG Group provides guarantees or indemnifications to counterparties to enhance their credit standing and enable them to complete a variety of business transactions. The guarantee represents an obligation to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing arrangement or other contractual obligation.

The Group records all guarantees and similar obligations subject to ASC 460, “Guarantees” (“ASC 460”) at fair value on the consolidated balance sheets at the inception of the guarantee. The carrying amount of guarantees and similar obligations at March 31, 2009 and 2010 was ¥18 billion and ¥15 billion, respectively, and was included in Other liabilities.

The types of guarantees under ASC 460 provided by the MHFG Group are described below.

Performance guarantees

Performance guarantees are issued to guarantee customers’ performance under contractual arrangements such as a tender bid on a construction project or the completion of a construction project.

Guarantees on loans

Guarantees on loans include an obligation to guarantee the customer’s borrowing contracts. The MHFG Group is required to make payments to the guaranteed parties in the event that customers fail to fulfill obligations under the contracts.

Guarantees on securities

Guarantees on securities include an obligation to guarantee securities, such as bonds issued by customers.

Other guarantees

Other guarantees include an obligation to guarantee customers’ payment, such as tax payments.

Guarantees for the repayment of trust principal

The MHFG Group provides certain trust products with guarantees for the repayment of trust principal, e.g., loan trusts and certain jointly operated designated money trusts. Pursuant to Japanese trust-related laws, trustees are prohibited from compensating beneficiaries for any loss in the beneficial interests in each trust. However, under a special condition of the Japanese trust-related laws, trust banks as trustees are allowed to enter into an agreement to compensate for any loss in the principal of the trust. The MHFG Group manages and administers the trust assets to minimize exposures against losses from the guarantees for the repayment of trust principal, including writing-off impaired loans and charging it to the trust account profits. In performing its fiduciary duties, the MHFG Group also manages the trust assets separately from its own proprietary assets on behalf of customers and keeps separate records for the trust activities. The contract amounts of guarantees for repayment of trust principal were presented in the tables below. Part of the trust account profits is set aside as a reserve in trust accounts to absorb losses in the trust asset portfolios in accordance with relevant Japanese laws concerning the trust business and/or trust agreements. Statutory reserves for loan trusts and reserves for jointly operated designated money trusts are calculated based on the trust principal or the balance of loans and other assets in the trust accounts. Since the probability of principal indemnification is judged to be remote, the MHFG Group had no related reserve for credit losses recorded in its consolidated financial statements.

Liabilities of trust accounts

The MHFG Group, as trustee, may enter into an agreement with a third party who is not the party to the relevant trust agreement to the extent necessary to handle the trust affairs for the purpose of fulfilling the objectives of the trust and, as such, the trustee shall be allowed to assume certain liabilities. Pursuant to Japanese trust-related laws, the trustee is ultimately liable to pay those liabilities out of its proprietary assets in the event that the trust assets are insufficient to cover those liabilities and the trust beneficiary is unable to compensate the shortfall. To avoid the demand for payment out of the proprietary assets, the trustee can enter into a special covenant of limited liability under which the trust creditors agree to limit the trustee’s liability to the value of the trust assets and to waive the right for compulsory execution against the trustee’s proprietary assets. The amount of trust liabilities rarely exceeds the amount of trust assets and, therefore, those liabilities are covered by the corresponding trust assets. However, in the event that the trust assets cannot cover all the trust liabilities and the trustee has to pay out of its proprietary assets, the trustee can require the trust beneficiary to compensate for such trust liabilities under the Trust Law. The MHFG Group regularly monitors the condition of trust accounts to minimize exposures against making such payment.

The amounts of such liabilities in the trust accounts excluding those with the special covenant of limited liability were presented in the tables below. Liabilities of trust accounts principally include obligations to return collateral under security lending transactions and others.

Derivative financial instruments

Certain written options and credit default swaps are deemed guarantees pursuant to the definition of guarantees in ASC 460 if (i) these contracts require the MHFG Group to make payments to counterparties based on changes in an underlying instrument or index, (ii) the contract cannot be cash-settled, and (iii) it is probable that the counterparty held the underlying instrument at inception of the contract. Because it is difficult in practice to determine whether condition (iii) exists, the MHFG Group has decided to include all credit default swaps and certain written options, excluding written options outside the scope of ASC 460 such as written call options, in the mandatory guarantee disclosures, irrespective of whether the counterparty has the asset or liability relating to the underlying.

Maximum exposure under guarantee contracts

The table below summarizes the remaining term and maximum potential amount of future payments by type of guarantee at March 31, 2009 and 2010. The maximum potential amount of future payments disclosed below represents the contractual amounts that could be repaid in the event of guarantees execution, without consideration of possible recoveries under recourse provisions or from collateral held. With respect to written options included in derivative financial instruments in the table below, in theory, the MHFG Group is exposed to unlimited losses; therefore, the table shows notional amounts of the contracts as a substitute for the maximum exposure.

The MHFG Group, when necessary, requires collateral such as cash, investment securities and real estate or third-party guarantees depending on the amount of credit risk involved, and employs means such as sub-participation to reduce the credit risk associated with guarantees. The maximum exposure or notional amounts below does not represent the expected losses from the execution of the guarantees.

2009	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,681	888	705	88
Guarantees on loans	860	121	75	664
Guarantees on securities	20	7	11	2
Other guarantees	992	726	225	41
Guarantees for the repayment of trust principal	932	129	330	473
Liabilities of trust accounts	6,942	6,752	48	142
Derivative financial instruments	58,569	24,098	29,706	4,765

2010	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,579	872	593	114
Guarantees on loans	739	104	69	566
Guarantees on securities	16	5	11	—
Other guarantees	867	641	185	41
Guarantees for the repayment of trust principal	932	198	282	452
Liabilities of trust accounts	8,529	8,351	43	135
Derivative financial instruments	43,074	21,586	17,400	4,088

The table below presents maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2009 and 2010.

	2009	2010
	(in billions of yen)
Investment grade	2,095	1,715
Non-investment grade	1,458	1,486

Total	3,553	3,201

Note:	Investment grade in the internal rating scale is generally corresponding to BBB– or above in external rating scale.

Other off-balance-sheet instruments

In addition to guarantees, the MHFG Group issues other off-balance-sheet instruments to its customers, such as lending-related commitments and commercial letters of credit. Under the terms of these arrangements, the MHFG Group is required to extend credit or make certain payments upon the customers’ request.

Commitments to extend credit

Commitments to extend credit are legally binding agreements to lend to customers on demand. They usually have set maturity dates. These agreements differ from guarantees in that they are generally revocable or contain provisions that enable the MHFG Group to avoid payment or reduce the amount of credit extended under certain conditions, such as the deterioration of the borrower’s financial condition or other reasonable conditions. The MHFG Group monitors the financial condition of the potential borrowers throughout the commitment period to determine whether additional collateral or changes in the terms of the commitment are necessary. Since many of these commitments to extend credit expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.

Commitments to invest in securities

Commitments to invest in securities include legally binding contracts to make additional contributions to investment funds, such as venture capital funds or corporate recovery funds in accordance with the terms of investment agreements.

Commercial letters of credit

Commercial letters of credit are issued in connection with customers’ trade transactions. Normally, the customers cannot receive the goods until they make payment to a bank, and therefore these commercial letters of credit are collateralized by the underlying goods. Upon issuance of commercial letters of credit, the MHFG Group monitors the credit risk associated with these transactions to determine if additional collateral is required.

The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2009 and 2010:

	2009	2010
	(in billions of yen)
Commitments to extend credit (Note)	47,900	48,778
Commercial letters of credit	332	392

Total	48,232	49,170

Note:	Commitments to extend credit include commitments to invest in securities.

Allowance for losses on off-balance-sheet instruments

Other liabilities include an allowance for losses on off-balance-sheet instruments, of which amount at March 31, 2009 and 2010 was ¥133 billion and ¥108 billion, respectively.

Leases

The MHFG Group leases certain office space and equipment under noncancelable agreements. Future minimum rental commitments for noncancelable leases at March 31, 2010 were as follows:

	Capitalized leases	Operating leases
	(in millions of yen)
Fiscal year ending March 31:
2011	7,269	38,008
2012	5,040	29,920
2013	3,696	26,621
2014	2,402	20,737
2015	1,486	7,040
2016 and thereafter	1,080	20,950

Total minimum lease payments	20,973	143,276

Amount representing interest	1,191

Present value of minimum lease payments	19,782

Total rental expense for the fiscal years ended March 31, 2008, 2009 and 2010 was ¥99,339 million, ¥104,605 million and ¥106,177 million, respectively.

During prior years, the MHFG Group’s major banking subsidiaries sold their head offices (including land, buildings, facilities and equipment) to third parties. Concurrent with the sales, these subsidiaries leased the properties back for periods of 5 and 10 years at total lease payment for the whole period of ¥214,690 million, which then decreased to ¥211,186 million, as the terms of certain lease agreements were changed during the fiscal year ended March 31, 2009. The MHFG Group recorded the transactions as operating leases. The future minimum lease payments under the terms of the related lease agreements were ¥94,655 million, ¥69,947 million and ¥54,735 million at March 31, 2008, 2009 and 2010, respectively.

Legal proceedings

The MHFG Group is involved in normal collection proceedings initiated by the Group and other legal proceedings in the ordinary course of business.

The Group’s Indonesian subsidiary acts as collateral agent for the trustee of bond issuances made by subsidiaries of Asia Pulp & Paper Company Ltd. (“APP”). In that role, the subsidiary is involved in disputes between the bondholders and such APP subsidiaries in their capacities as the issuers, guarantors and/or pledgors of security for the bonds relating to foreclosure proceedings on the collateral and has been named as a defendant in lawsuits brought by the obligors under the bonds in Indonesia. The Group’s consolidated financial statements do not include a reserve in relation to these disputes because the Group does not believe that the resolution of this matter will have a significant impact on the consolidated financial condition or results of operations of the Group, although there can be no assurance as to the foregoing.

Noncontrolling interests in consolidated subsidiaries	12 Months Ended
Mar. 31, 2010
Noncontrolling interests in consolidated subsidiaries

26. Noncontrolling interests in consolidated subsidiaries

Noncontrolling interests represent the equity for the remaining outstanding voting stock of subsidiaries not owned by the MHFG Group. The changes in noncontrolling interests in fiscal years ended March 31, 2008, 2009, and 2010 consisted of noncontrolling interests in net income or loss of subsidiaries, noncontrolling interests in changes in other comprehensive income of subsidiaries and changes resulting from changes in the ownership percentage of the Group in certain subsidiaries.

During the fiscal year ended March 31, 2008, MHCB subscribed to new share issuances in total of ¥400 billion through third-party allocations by its subsidiary, MHSC. The purpose of the increases in capital by MHSC was to strengthen the capital base and business platform for the entire MHSC group. As a result of these transactions, the Group’s ownership in MHSC was increased to 89.81% at March 31, 2008.

During the fiscal year ended March 31, 2010, MHFG exchanged certain voting equity interests in MHSC for those in Shinko, which had been an equity method affiliate of the Group, and merged the two entities. As a result of the transaction, the Group’s ownership in MHSC was decreased to 59.22% at March 31, 2010. See Note 3 “Business Combination” for further details of the merger.

Variable interest entities and securitizations	12 Months Ended
Mar. 31, 2010
Variable interest entities and securitizations

27. Variable interest entities and securitizations

Variable interest entities

In the normal course of business, the MHFG Group is involved with VIEs primarily through the following types of transactions: asset-backed commercial paper/loan programs, asset-backed securitizations, investment funds, trust arrangements, and structured finance. The Group consolidated certain of these VIEs, where the Group was deemed to be the primary beneficiary through participation in a majority of expected losses, expected residual returns or both. There are also other VIEs, where the Group determined that it was not the primary beneficiary but had significant variable interests. In evaluating the significance of the variable interests, the Group comprehensively takes into consideration the extent of its involvement with each VIE, such as the seniority of its investments, the share of its holding in each tranche and the variability it expects to absorb, as well as other relevant facts and circumstances. The likelihood of loss is not necessarily relevant to the determination of significance, and therefore, “significant” does not imply that there is high likelihood of loss. The maximum exposure to loss that is discussed in this section is the contractual or notional amounts of liquidity facilities and other off-balance-sheet credit related support or principal amount of financing or investments, and it is not indicative of the ongoing exposure which is managed within the Group’s risk management framework.

The tables below show consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant or sponsored unconsolidated VIEs, as of March 31, 2009 and 2010:

2009	Consolidated VIEs	Significant or sponsored unconsolidated VIEs
	Consolidated assets	Total assets	Maximum exposure to loss
	(in millions of yen)
Asset-backed commercial paper/loan programs	2,497,291	—	—
Asset-backed securitizations	616,794	1,417,645	43,908
Investments in securitization products	37,674	—	—
Investment funds	607,284	2,435,128	412,983
Trust arrangements and other	—	933,249	452,549

Total	3,759,043	4,786,022	909,440

2010	Consolidated VIEs	Significant or sponsored unconsolidated VIEs
	Consolidated assets	Total assets	Maximum exposure to loss
	(in millions of yen)
Asset-backed commercial paper/loan programs	2,023,766	—	—
Asset-backed securitizations	355,223	1,252,745	40,196
Investments in securitization products	100,666	—	—
Investment funds	568,017	2,777,840	400,636
Trust arrangements and other	—	932,524	380,675

Total	3,047,672	4,963,109	821,507

The tables below present the carrying amount and classification of consolidated VIEs’ assets and liabilities, as of March 31, 2009 and 2010:

Consolidated VIEs’ assets	2009	2010
	(in millions of yen)
Cash and due from banks and deposits	147,154	81,171
Call loans	3,209	1,778
Trading account assets	554,184	526,555
Investments	71,053	46,446
Loans	2,908,207	2,342,957
Other	75,236	48,765

Total	3,759,043	3,047,672

Consolidated VIEs’ liabilities	2009	2010
	(in millions of yen)
Commercial paper	315,819	150,834
Other short-term borrowings	6,925	4,489
Trading account liabilities	16,679	9,155
Long-term debt	152,363	112,556
Other	313,298	189,749

Total	805,084	466,783

The creditors or investors of the consolidated VIEs have no recourse to the MHFG Group, except where the Group provides credit enhancement through guarantees or other means. The Group has not provided financial or other support to consolidated or unconsolidated VIEs that the Group was not previously contractually required to provide.

The tables below present the carrying amount and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in the significant or sponsored unconsolidated VIEs, as of March 31, 2009 and 2010:

Assets on balance sheets related to unconsolidated VIEs	2009	2010
	(in millions of yen)
Trading account assets	32,793	57,458
Investments	407,748	367,370
Loans	15,629	15,629

Total	456,170	440,457

Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs	2009	2010
	(in millions of yen)
Due to trust accounts	479,936	551,328
Trading account liabilities	—	360

Total	479,936	551,688

Maximum exposure to loss	909,440	821,507

Asset-backed commercial paper/loan programs

The MHFG Group manages several asset-backed commercial paper/loan programs that provide its clients’ off-balance-sheet and/or cost-effective financing. The VIEs used in the programs purchase financial assets, primarily receivables, from clients participating in the programs and provide liquidity through the issuance of commercial paper or borrowings from the MHFG Group backed by the financial assets. While customers normally continue to service the transferred receivables, the MHFG Group underwrites, distributes, and makes a market in commercial paper issued by the conduits. The MHFG Group typically provides program-wide liquidity and credit support facilities and, in some instances, financing to the VIEs. The MHFG Group determined that it absorbs a majority of expected losses or expected residual returns through the facilities and, therefore, consolidated this type of VIEs.

Asset-backed securitizations

The MHFG Group acts as an arranger of various types of structured finance to meet clients’ various off-balance-sheet financing needs. In substantially all of these structured financing transactions, the transfer of the financial asset by the client is structured to be bankruptcy remote by use of a bankruptcy remote entity, which is deemed to be a VIE because its equity holder does not have decision making rights. The MHFG Group receives fees for structuring and/or distributing the securities sold to investors. In some cases, the MHFG Group itself purchases the securities issued by the entities and/or provides loans to the VIEs.

In addition, the MHFG Group establishes several single-issue and multi-issue special purpose entities that issue collateralized debt obligations (“CDO”) or CLO, synthetic CDO/CLO or other repackaged instruments to meet clients’ and investors’ financial needs. The MHFG Group also arranges securitization transactions including CMBS, RMBS and others. In these transactions, the MHFG Group acts as an underwriter, placement agent, asset manager, derivatives counterparty, and/or investor to debt and equity instruments.

In certain VIEs, where the MHFG Group provides liquidity and credit support facilities, writes credit protection or invests in debt or equity instruments, the Group determined that it absorbs a majority of expected losses or expected residual returns and, therefore, consolidated such VIEs.

Investments in securitization products

The MHFG Group invests in, among other things, various types of CDO/CLO, synthetic CDO/CLO and repackaged instruments, CMBS and RMBS arranged by third parties for the purpose of generating current income or capital appreciation, which all utilize entities that are deemed to be VIEs. By design, such investments were investment grade at issuance and held by a diverse group of investors. The Group usually takes into consideration the seniority and the share of its investments by each tranche to evaluate whether it is the primary beneficiary. The loss amount of securities and loans is generally limited to the amount invested because the Group has no contractual involvement in such VIEs beyond its investments. However, the Group consolidated some VIEs, mostly where the transactions were tailored by the third party arrangers to meet the Group’s needs as a sole investor.

Investment funds

The MHFG Group invests in various investment funds including securities investment trusts, which collectively invest in equity and debt securities that include listed Japanese securities and investment grade bonds. Investment advisory companies or fund management companies, including the Group’s subsidiaries and affiliates, administer and make investment decisions over such investment funds. The Group consolidates certain investment funds where it is deemed to be the primary beneficiary.

Trust arrangements

The MHFG Group offers a variety of asset management and administration services under trust arrangements including security investment trusts, pension trusts and trusts used in the securitization of assets originated by and transferred to third parties. The Group receives trust fees for providing services as an agent or fiduciary on behalf of beneficiaries.

With respect to guaranteed principal money trust products, the MHFG Group assumes certain risks by providing guarantees for the repayment of principal as required by the trust agreements or relevant Japanese legislation. The MHFG Group manages entrusted funds primarily through the origination of high quality loans and other credit-related products, investing in investment grade marketable securities such as Japanese government bonds and placing cash with the MHFG Group’s subsidiary trust banks (Refer to Note 13 “Due to trust accounts”). The MHFG Group determined that it does not absorb a majority of expected losses or expected residual returns in connection with these trust arrangements but had significant variable interests and, therefore, the trust accounts are not included in the consolidated financial statements of the MHFG Group but are disclosed in the tables above as significant or sponsored unconsolidated VIEs. See Note 25 “Commitments and contingencies” for the balances of guaranteed trust principal at March 31, 2009 and 2010.

With respect to non-guaranteed trust arrangements, the MHFG Group manages and administers assets on behalf of its customers (trust beneficiaries) in the capacity of a trustee and fiduciary, and does not assume risks associated with the entrusted assets. For substantially all non-guaranteed trust arrangements, the trust beneficiaries receive the majority of expected residual returns and absorb the majority of expected losses based on the performance of the trust assets and, therefore, such trust accounts are not included in the consolidated financial statements of the MHFG Group.

Special purpose entities created for structured finance

The MHFG Group is involved in real estate, commercial aircraft and other vessel and machinery and equipment financing to VIEs. However, the Group determined that it does not absorb a majority of the expected losses or expected residual returns in these entities based on an internally developed model. Furthermore, taking into consideration that the Group typically only provides senior financing with credit enhanced by subordinated interests and, if necessary, may act as an interest rate swap counterparty, the Group’s variable interests in these entities are considered not to be significant.

Securitization

The MHFG Group had no significant transfers of financial assets, recognized no significant gains or losses and retained no significant interests in securitization transactions accounted for as sales during the periods since April 1, 2005. The MHFG Group had securitized mortgage loans during a previous fiscal year. In connection with such securitization transaction, the Group provides servicing for and holds retained interests in the securitized mortgage loans. The Group’s retained interests consist of subordinated beneficial interests and retained credit exposure. The values of the subordinated beneficial interests are subject to credit risk, interest rate risk and prepayment risk on the securitized financial assets. The retained credit exposure is in the form of a guarantee by a subsidiary of the Group. The carrying amount of this retained credit exposure was not considered material at March 31, 2009 and 2010. No servicing assets or liabilities were recorded as a result of this transaction since the Group received adequate compensation.

The following information is related to a mortgage loan securitization transaction executed during the fiscal year ended March 31, 2005. Because the entity utilized is structured as a qualifying SPE as defined in ASC 860, it is exempt from consolidation and the transfer is accounted for as a sale.

Key economic assumptions used in measuring the fair value of the subordinated beneficial interests at the date of securitization were as follows:

Discount rate	0.08–2.57%
Prepayment rate	4.14%
Weighted-average life (in years)	8.18
Expected credit losses	0.18%

At March 31, 2009 and 2010, key assumptions used in measuring the fair value of the subordinated beneficial interests and the sensitivities of the fair value to an immediate adverse change of 10% and 20% in those assumptions were as follows:

	2009	2010
Discount rate	1.51–2.33%	0.71–2.03%
Prepayment rate	4.87%	5.08%
Weighted-average life (in years)	6.62	6.35
Expected credit losses	0.11%	0.11%

	2009	2010
	(in millions of yen)
Carrying value of subordinated beneficial interests	20,813	19,207
Discount rate:
Impact of 10% adverse change	607	516
Impact of 20% adverse change	1,199	1,022
Prepayment rate:
Impact of 10% adverse change	131	194
Impact of 20% adverse change	291	334
Expected credit losses:
Impact of 10% adverse change	115	92
Impact of 20% adverse change	229	186

These sensitivities are hypothetical and should be used with caution. As the figures indicate, changes in fair value based on a 10 percent variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in this table, the effect of a variation in a particular assumption on the fair value of the subordinated beneficial interests is calculated without changing any other assumption; in reality, changes could be correlated and changes in one factor may result in changes in another (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.

The table below summarizes certain cash flows received from the securitization for the fiscal years ended March 31, 2008, 2009 and 2010:

	2008	2009	2010
	(in millions of yen)
Servicing fees received	167	149	132
Cash flows received on subordinated beneficial interests	2,686	2,490	2,428

The tables below show the reconciliation between managed basis and on-balance-sheet amounts of mortgage loans balances including delinquencies at March 31, 2009 and 2010, and that of net credit losses for the fiscal years ended March 31, 2008, 2009 and 2010:

	2009		2010
Principal balance and delinquencies	Principal balance	Delinquencies	Principal balance	Delinquencies
	(in millions of yen)
Total mortgage loans managed together	9,641,197	88,357	9,835,841	116,391
Less:
Securitized amounts	177,934	2,266	155,316	3,016

On-balance-sheet amounts	9,463,263	86,091	9,680,525	113,375

Net credit losses	2008	2009	2010
	(in millions of yen)
Total mortgage loans managed together	6,812	9,097	9,564
Less:
Securitized amounts	293	331	396

On-balance-sheet amounts	6,519	8,766	9,168

The on-balance-sheet amounts in the tables above do not include separately managed mortgage loans, the principal balance of which were ¥1,603 billion and ¥1,413 billion at March 31, 2009 and 2010, respectively.

There are certain transactions where transfers of financial assets do not qualify for sales treatment but are accounted for as secured borrowings. These transferred assets continue to be carried on the consolidated balance sheets of the MHFG Group. Such assets are associated with securitization transactions and loan participation transactions, which amounted to ¥218,864 million and ¥358,569 million as of March 31, 2009, and ¥247,991 million and ¥186,928 million as of March 31, 2010, respectively. Liabilities associated with securitization and loan participation transactions are presented as Payables under securities lending transactions and Other short-term borrowings or Long-term debt, respectively, on the consolidated balance sheets.

Fees and commissions income	12 Months Ended
Mar. 31, 2010
Fees and commissions income

28. Fees and commissions income

Details of Fees and commissions income for the fiscal years ended March 31, 2008, 2009 and 2010 are as follows:

	2008	2009	2010
	(in millions of yen)
Securities-related business	94,858	57,453	115,239
Remittance business	117,421	111,317	105,366
Deposits, debentures and lending business	87,769	110,171	94,547
Trust fees	64,164	55,891	49,101
Fees for other customer services	268,852	225,707	222,155

Total	633,064	560,539	586,408

Securities-related business fees consist of broker’s fees and markups on securities underwriting and other securities related activities. Remittance business fees consist of service charges for funds transfer and collections. Trust fees are earned primarily by fiduciary asset management and administration service for corporate pension plans, investment funds, and other. Fees for other customer services include fees related to the MHFG Group’s agency business, guarantee related business, and other.

Fair value	12 Months Ended
Mar. 31, 2010
Fair value

29. Fair value

Fair value measurements

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Additionally, ASC 820 precludes (1) deferral of gains and losses at inception of certain derivative contracts whose fair value was not evidenced by market-observable data, and (2) use of block discounts when measuring the fair value of instruments traded in an active market, which were previously applied to large holdings of publicly traded financial instruments.

Fair value hierarchy

ASC 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments. If no quoted market price is available, the fair values of debt securities and over-the-counter derivative contracts in this category are determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.
Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Following is a description of valuation methodologies used for assets and liabilities measured at fair value on a recurring basis, including the general classification of such instruments pursuant to the fair value hierarchy and the Group’s valuation techniques used to measure fair values. During the fiscal year ended March 31, 2010, there were no material changes made to the Group’s valuation techniques and related inputs.

Trading securities and trading securities sold, not yet purchased

When quoted prices for identical securities are available in an active market, the Group uses the quoted prices to measure fair values of securities and such securities are classified in Level 1 of the fair value hierarchy. Level 1 securities include highly liquid government bonds and Ginnie Mae securities. When quoted prices for identical securities are available, but not actively traded, such securities are classified in Level 2 of the fair value hierarchy. When no quoted market price is available, the Group estimates fair values by using a pricing model with inputs that are observable in the market and such securities are classified in Level 2 of the fair value hierarchy. Level 2 securities include Japanese local government bonds, corporate bonds, and commercial paper. When less liquidity exists for securities, the quoted prices are stale or the prices from independent sources vary, such securities are generally classified in Level 3 of the fair value hierarchy. Level 3 securities include securitization products such as RMBS, CDO, asset-backed securities (“ABS”), and CLO.

The investment funds are classified in either Level 1, Level 2, or Level 3 of the fair value hierarchy. Among those funds, exchange-traded funds (“ETF”) are classified in Level 1, while the others are classified in Level 2 or Level 3. Investment trust and hedge funds are generally classified in Level 2, since those funds are measured at NAV per share and the MHFG Group has the ability to redeem its investment with the investees at NAV per share at the measurement date or within the near term. Private equity funds and real estate funds measured at NAV per share are generally classified in Level 3, since the Group never has the ability to redeem its investment with the investees at NAV per share, nor can it redeem its investment with the investees at NAV per share at the measurement date or within the near term.

Derivative financial instruments

Exchange-traded derivatives are valued using quoted market prices and so are classified in Level 1 of the fair value hierarchy. However, the majority of derivatives entered into by the Group are executed over-the-counter and so are valued using internal valuation techniques as no quoted market price is available for such instruments. The valuation techniques depend on the type of derivatives. The principal techniques used to value these instruments are discounted cash flow models and the Black-Scholes option pricing model, which are widely accepted in the financial services industry. The key inputs vary with the type of derivatives and the nature of the underlying instruments and include interest rate yield curves, foreign exchange rates, the spot price of the underlying, volatility and correlation. Each item is placed in either Level 2 or Level 3 depending on the observability of the significant inputs to the model. Level 2 derivatives include plain vanilla interest rate and currency swaps and option contracts. Derivative contracts valued using significant unobservable correlation or volatility are classified in Level 3 of the fair value hierarchy.

Investments

Fair values of available-for-sale securities are determined primarily using the same procedures described for trading securities. Level 1 securities include highly liquid government bonds and listed stocks. Though Level 3 securities include most securitization products such as RMBS, CMBS, CDO, ABS, and CLO, certain securitization products such as Japanese RMBS are classified in Level 2, if their fair values are quoted prices in markets that are not active, or determined using a pricing model that can be corroborated by observable market data.

Other investments, except investments held by consolidated investment companies, have not been measured at fair value on a recurring basis. Investments held by consolidated investment companies consist of marketable and non-marketable equity securities. The fair value of the marketable equity securities is based upon quoted market prices. The fair value of the non-marketable equity securities is based upon significant management judgment, as very limited quoted prices exist. When evaluating such securities, the Group firstly considers recent market transactions of the identical security, if applicable. Otherwise, the Group uses commonly accepted valuation techniques such as earnings multiples based on comparable public securities. Non-marketable equity securities are generally classified in Level 3 of the fair value hierarchy.

Long-term debt

Where fair value accounting has been elected for structured notes, the fair values of those are determined by incorporating the fair values of embedded derivatives primarily derived from the same procedures described for derivative financial instruments. Such instruments are classified in Level 2 or Level 3 depending on the observability of significant inputs to the model of the embedded derivatives. Where fair value accounting has been elected for non-structured notes issued by consolidated VIEs, the fair values of those are determined primarily based upon the fair values of the underlying assets held by consolidated VIEs. Such instruments are classified in Level 3 because the underlying assets held by consolidated VIEs are securitization products classified in Level 3.

Items measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis at March 31, 2009 and 2010, including those for which the MHFG Group has elected the fair value option, are summarized below:

2009	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading account assets:
Trading securities (1)	7,241	3,319	930	11,490
Derivatives	22	18,896	598	19,516
Investments:
Available-for-sale securities	20,226	4,505	2,824	27,555
Other investments	—	—	88	88

Total assets at fair value on a recurring basis	27,489	26,720	4,440	58,649

Liabilities:
Trading account liabilities:
Trading securities sold, not yet purchased	2,724	163	—	2,887
Derivatives	32	18,117	471	18,620
Long-term debt (2)	—	7	261	268

Total liabilities at fair value on a recurring basis	2,756	18,287	732	21,775

2010	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading securities (1)	11,085	3,482	920	15,487
Derivatives	22	15,675	344	16,041
Available-for-sale securities:
Japanese government bonds	26,690	1,539	—	28,229
Japanese local gov’t bonds	—	157	—	157
U.S. Treasury bonds	112	—	—	112
Other foreign gov’t bonds	215	104	—	319
Agency mortgage-backed securities	57	478	—	535
Residential mortgage-backed securities	—	438	573	1,011
Commercial mortgage-backed securities	—	—	650	650
Japanese corporate bonds	—	2,201	233	2,434
Japanese other debt securities	—	45	289	334
Foreign corporate bonds and other debt securities	75	304	357	736
Equity securities (marketable)	3,146	135	3	3,284
Other investments	—	—	96	96

Total assets at fair value on a recurring basis (3)	41,402	24,558	3,465	69,425

Liabilities:
Trading securities sold, not yet purchased	3,849	265	—	4,114
Derivatives	24	14,980	285	15,289
Long-term debt (2)	—	4	350	354

Total liabilities at fair value on a recurring basis	3,873	15,249	635	19,757

Notes:

(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option. Such securities were previously classified as available-for-sale securities.
(2)	Amounts represent items for which the Group elected the fair value option.
(3)	Amounts include the investments measured at NAV per share at March 31, 2010, of ¥723 billion, of which ¥213 billion is classified in Level 1, ¥454 billion is classified in Level 2, and ¥56 billion is classified in Level 3.

Items measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

The table below presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2009 and 2010:

2009	April 1, 2008	Net realized/unrealized gains (losses)		Transfers in and/or out of Level 3	Purchases, sales, issuances and settlements	March 31, 2009	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading account assets:
Trading securities	1,176	(203	) (2)	18	(61)	930	(100)
Derivatives, net (1)	(39)	119	(2)	10	37	127	69
Investments:
Available-for-sale securities	3,607	(114	) (3)	(69)	(600)	2,824	(59)
Other investments	77	19	(4)	—	(8)	88	11	(4)
Liabilities:
Long-term debt	335	1	(5)	—	(73)	261	(1	) (5)

2010	April 1, 2009	Net realized/unrealized gains (losses)		Transfers in and/or out of Level 3	Purchases, sales, issuances and settlements	March 31, 2010	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities	930	15	(2)	(37)	12	920	30
Derivatives, net (1)	127	(127	) (2)	(11)	70	59	(164)
Available-for-sale securities:
Residential mortgage-backed securities	664	9	(3)	—	(100)	573	—
Commercial mortgage-backed securities	955	(17	) (3)	—	(288)	650	(11)
Japanese corporate bonds	322	—	(3)	(69)	(20)	233	—
Japanese other debt securities	512	3	(3)	—	(226)	289	—
Foreign corporate bonds and other debt securities	369	19	(3)	35	(66)	357	—
Equity securities (marketable)	2	1	(3)	2	(2)	3	—
Other investments	88	3	(4)	—	5	96	2	(4)
Liabilities:
Long-term debt	261	9	(5)	—	98	350	10	(5)

Notes:

(1)	Total Level 3 derivative exposures have been netted on the table for presentation purpose only.
(2)	Realized and unrealized gains (losses) are reported in Trading account gains—net or Other noninterest income (expenses).
(3)	Realized gains (losses) are reported in Investment gains (losses)—net. Unrealized gains (losses) are reported in Accumulated other comprehensive income (loss).
(4)	Realized and unrealized gains (losses) are reported in Investment gains (losses)—net.
(5)	Realized and unrealized gains (losses) are reported in Other noninterest income (expenses).
(6)	Amounts represent total gains or losses recognized in earnings during the fiscal year, that are attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at March 31, 2009 and 2010.

Items measured at fair value on a nonrecurring basis

Certain assets and liabilities are measured at fair value on a nonrecurring basis and are not included in the tables above. These assets and liabilities primarily include items that are measured at the lower of cost or fair value, and items that were initially measured at cost and have been written down to fair value as a result of impairment. The following table shows the fair value hierarchy for those items as of March 31, 2009 and 2010.

2009	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	330	—	—	330	613
Loans held-for-sale	81	—	6	75	123
Other investments	44	—	—	44	134

Total assets at fair value on a nonrecurring basis	455	—	6	449	870

Liabilities:
Other liabilities	4	—	—	4	—

Total liabilities at fair value on a nonrecurring basis	4	—	—	4	—

2010	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	287	—	—	287	407
Loans held-for-sale	45	—	22	23	62
Other investments	4	—	—	4	29

Total assets at fair value on a nonrecurring basis	336	—	22	314	498

Liabilities:
Other liabilities	1	—	1	—	—

Total liabilities at fair value on a nonrecurring basis	1	—	1	—	—

Loans in the table above have been impaired and measured based on the fair value of the underlying collateral.

Loans held-for-sale in the table above are accounted for at the lower of cost or fair value at the end of the fiscal year. The items of which fair values are determined by using actual or contractually determined selling price data are classified as Level 2. Due to the lack of current observable market information, the determination of fair value for items other than above requires significant adjustment based on management judgment and estimation, which leads such items into Level 3.

Other investments in the table above have been impaired and written down to fair value. Other investments consist of non-marketable equity securities outside the scope of ASC 320, which have no readily available quoted price. The fair value of these impaired non-marketable equity securities is determined primarily by using a liquidation value technique. As significant management judgment or estimation is required, these items are classified as Level 3.

Other liabilities in the table above represent amounts recorded for loan commitments where loans drawn under the commitment will be held for sale. The losses were measured in the same manner as loans held-for-sale above.

Fair value option

The MHFG Group elected the fair value option for certain eligible financial instruments described below.

Foreign currency denominated available-for-sale securities

Prior to the adoption of ASC 825, the changes in fair value of available-for-sale securities had been accounted for in Accumulated other comprehensive income (loss), net of tax, while the changes in fair value caused by foreign exchange fluctuation of foreign currency denominated financial liabilities had been accounted for in earnings. The MHFG Group elected the fair value option for those securities to mitigate the volatility in earnings due to the difference in the recognition of foreign exchange risk between available-for-sale securities and financial liabilities. Following the election of the fair value option, these securities have been reported as trading securities in Trading account assets.

Certain hybrid financial instruments

The MHFG Group issues structured notes as part of its client-driven activities. Structured notes are debt instruments that contain embedded derivatives. The Group elected the fair value option for certain structured notes to mitigate accounting mismatches and to achieve operational simplifications. Following the election of the fair value option, those structured notes continue to be reported in Long-term debt and interest on those structured notes continues to be reported in Interest expense on long-term debt. The differences between the aggregate fair value of those structured notes for which the fair value option has been elected and the aggregate unpaid principal balance of such instruments were ¥31 billion and ¥40 billion at March 31, 2009 and 2010, respectively. The net unrealized gains resulting from changes in fair values of those structured notes of ¥3 billion and ¥9 billion were recorded in Other noninterest income for the fiscal years ended March 31, 2009 and 2010, respectively.

Financial assets and liabilities held by consolidated VIEs

The MHFG Group consolidates certain VIEs that issue CDOs where MHFG or its subsidiaries have been determined to be the primary beneficiary. The Group elected the fair value option for certain assets held and notes issued by those VIEs to eliminate the divergence between accounting income and economic income. The assets were reported in Trading account assets, while the notes were reported in Long-term debt. The fair value option enabled the Group to recognize the gains or losses attributing to only the notes that the Group held. The differences between the aggregate fair value of those notes for which the fair value option has been elected and the aggregate unpaid principal balance of such instruments were ¥60 billion and ¥57 billion at March 31, 2009 and 2010, respectively. The net unrealized gains resulting from changes in fair values of those notes of ¥2 billion were recorded in Trading account gains (losses)—net, for the fiscal year ended March 31, 2009. There was no significant change in fair values of those notes during the fiscal year ended March 31, 2010.

Fair value of financial instruments

ASC 825 requires the disclosure of the estimated fair value of financial instruments. Fair value of financial instruments is the amount that would be exchanged between willing parties, other than in a forced sale or liquidation. Quoted market prices, if available, are best utilized as estimates of the fair values of financial instruments. However, since no quoted market prices are available for certain financial instruments, fair values for such financial instruments have been estimated based on management’s assumptions, discounted cash flow models or other valuation techniques. Such estimation methods are described in more detail below. These estimates could be significantly affected by different sets of assumptions. There are certain limitations to management’s best judgment in estimating fair values of financial instruments and inherent subjectivity involved in estimation methodologies and assumptions used to estimate fair value. Accordingly, the net realizable or liquidation values could be materially different from the estimates presented below.

ASC 825 does not require the disclosure of the fair value of nonfinancial instruments.

The carrying amounts and fair values of certain financial instruments, excluding the financial instruments outside the scope of ASC 825 such as the equity method investments and lease contracts as defined in ASC 840, “Leases” (“ASC 840”), at March 31, 2009 and 2010 are as follows:

	2009		2010
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	18,102	18,102	18,910	18,910
Trading securities	11,490	11,490	15,487	15,487
Investments	27,822	27,824	38,500	38,504
Loans, net of allowance for loan losses	71,746	72,117	62,861	63,276
Other financial assets	3,726	3,726	3,787	3,787
Derivative financial instruments	19,516	19,516	16,041	16,041

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	32,250	32,250	36,319	36,319
Interest-bearing deposits	74,762	74,717	75,145	75,103
Debentures	2,300	2,327	1,518	1,515
Trading securities sold, not yet purchased	2,887	2,887	4,114	4,114
Due to trust accounts	986	986	1,025	1,025
Commercial paper and other short-term borrowings	8,715	8,715	9,046	9,046
Long-term debt	7,999	8,242	8,463	8,874
Other financial liabilities	5,032	5,032	3,902	3,902
Derivative financial instruments	18,620	18,620	15,289	15,289

Following is a description of valuation methodologies used for estimating fair value for financial assets and liabilities not carried at fair value on the Group’s consolidated balance sheets.

Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions

The carrying value of short-term financial assets, such as cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions approximates the fair value of these assets since they generally involve limited losses from credit risk or have short-term maturities with interest rates that approximate market.

Investments

Fair values of held-to-maturity securities are determined primarily using the same procedures described for trading securities and available-for-sale securities aforementioned in this section. The fair values of other equity interests, which primarily comprise non-marketable equity securities, are not readily determinable, and their carrying amounts of ¥639 billion and ¥568 billion at March 31, 2009 and 2010, respectively, are not included in the disclosure.

Loans

Performing loans have been fair valued as groups of similar loans based on the type of loan, credit quality, prepayment assumptions and remaining maturity. The fair value of performing loans is estimated based on discounted cash flows using interest rates approximating the MHFG Group’s current rates for similar loans, adjusting for inherent credit risk. The carrying amounts of impaired loans, net of allowance for loan losses, approximate the fair values since allowance for loan losses for impaired loans is estimated based on an individual basis to reflect the value of uncollectible amounts. During the fiscal year ended March 31, 2010, the Group has changed the discounted cash flow methodologies and assumptions used for performing loans especially for adjusting inherent credit risk. There were no material impacts on the fair value of performing loans by such changes.

Other financial assets

The carrying value of other financial assets, such as accrued interest receivable and accounts receivable from brokers, dealers, and customers for securities transactions, approximates the fair value of these assets since they generally involve limited losses from credit risk or have short-term maturities with interest rates that approximate market.

Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions

The carrying value of short-term financial liabilities, such as noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions approximates the fair value of these liabilities since they generally have short-term maturities with interest rates that approximate market.

Interest-bearing deposits

The carrying value of demand deposits approximates the fair value since it represents the amount payable on demand at the balance sheet date. The fair value of time deposits and certificates of deposit is primarily estimated based on discounted cash flow analysis using current interest rates for instruments with similar maturities. The carrying value of short-term certificates of deposit approximates the fair value.

Debentures

Debentures are fair valued using quoted market prices, if available. Otherwise, the fair value of debentures is estimated based on discounted cash flow analysis using current interest rates for instruments with similar maturities.

Due to trust accounts

The carrying value of due to trust accounts approximates the fair value since they generally have short-term maturities with interest rates that approximate market.

Commercial paper and other short-term borrowings

The carrying value of the majority of short-term borrowings approximates the fair value since they generally have short-term maturities with interest rates that approximate market. The fair value of certain borrowings is estimated based on discounted cash flow analysis using interest rates approximating the MHFG Group’s incremental borrowings with similar maturities.

Long-term debt

Long-term debt is fair valued using quoted market prices, if available. Otherwise, the fair value of long-term debt is estimated based on discounted cash flow analysis using interest rates approximating the MHFG Group’s incremental borrowings with similar maturities. The valuation techniques of fair value of certain long-term debt elected for fair value option under ASC 815-15-25 or ASC 825 are described separately in this section.

Other financial liabilities

The fair value of other financial liabilities, such as accrued interest payable and accounts payable to brokers, dealers, and customers for securities transactions, approximates the carrying amounts.

The fair values of certain off-balance-sheet financial instruments, such as commitments to extend credit and commercial letters of credit, are not considered material to the consolidated balance sheets at March 31, 2009 and 2010.

Related party transactions	12 Months Ended
Mar. 31, 2010
Related party transactions

30. Related party transactions

Transactions with directors, executive officers, and their associates

The banking subsidiaries of MHFG make loans to the MHFG Group’s directors, executive officers, and their associates in their ordinary course of business. At March 31, 2009 and 2010, outstanding loans to such related parties were not considered significant. These related party loans were made on substantially the same terms, including interest rate and collateral, as those prevailing at the same time for comparable transactions with unrelated parties. At March 31, 2009 and 2010, there were no loans to these related parties that were considered impaired.

Other transactions, such as deposits, were entered into between MHFG’s subsidiaries and the MHFG Group’s directors, executive officers, and their associates during the fiscal years ended March 31, 2008, 2009 and 2010. The outstanding amounts of these transactions, which were made in the ordinary course of business with terms equivalent to those with unrelated parties, were not considered significant.

Transactions with other related parties

A number of transactions were entered into with other related parties, such as MHFG’s employees and affiliates accounted for under the equity method. These transactions included loans, deposits, and other banking services. They were not significant in amount and were conducted with substantially the same terms as those for comparable transactions with unrelated parties.

Business segment information	12 Months Ended
Mar. 31, 2010
Business segment information

31. Business segment information

Under U.S. GAAP, companies report segment information based on the way management disaggregates the company for making operating decisions. The MHFG Group’s operating segments are based on the nature of the products and services provided, the type of customer and the Group’s management organization. The business segment information, set forth below, is derived from the internal management reporting systems used by management to measure the performance of the Group’s business segments. The management measures the performance of each of the operating segments primarily in terms of “net business profits” in accordance with internal managerial accounting rules and practices. Net business profits is used as a measure of the profitability of core banking operations in Japan, and is defined as gross profits (or the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income) less general and administrative expenses (excluding non-recurring expenses). Measurement by net business profits is required for regulatory reporting to the FSA. Therefore, the format and information are presented primarily on the basis of Japanese GAAP and are not consistent with the consolidated financial statements prepared in accordance with U.S. GAAP. A reconciliation is provided for the segments’ total net business profits with Income (loss) before income tax expense (benefit) under U.S. GAAP.

Note 32 “Foreign activities” provides financial information relating to the MHFG Group’s operations by geographic area.

MHFG manages its business portfolio through the three Global Groups: the Global Corporate Group, the Global Retail Group, and the Global Asset & Wealth Management Group. The Global Corporate Group consists primarily of MHCB and MHSC, the Global Retail Group consists primarily of MHBK and MHIS, and the Global Asset & Wealth Management Group consists primarily of MHTB. Operating segments of MHCB and MHBK are aggregated within each entity based on customer characteristics and functions. Operating segments of MHCB are aggregated into three reportable segments, domestic, international, and trading and others. Operating segments of MHBK are also aggregated into three reportable segments, retail banking, corporate banking, and trading and others. In addition to the three Global Groups, subsidiaries that provide services to a wide range of customers and that do not belong to a specific Global Group are aggregated in Others.

The Global Corporate Group

MHCB

MHCB is the main operating company of the Global Corporate Group and provides banking and other financial services to large corporations, financial institutions, public sector entities, foreign corporations, including foreign subsidiaries of Japanese corporations, and foreign governmental entities.

(1) Domestic

This segment consists of the following three units of MHCB: corporate banking, global investment banking, and global transaction banking. This segment provides a variety of financial products and services to large corporations, financial institutions and public sector entities in Japan. The products and services it offers include commercial banking, advisory services, syndicated loan arrangements and structured finance.

(2) International

This segment primarily offers commercial banking and foreign exchange transaction services to foreign corporations, including foreign subsidiaries of Japanese corporations, through MHCB’s overseas network.

(3) Trading and others

This segment consists of the global markets unit, and the global asset management unit. This segment supports the domestic and international segments in offering derivatives and other risk hedging products to satisfy MHCB’s customers’ financial and business risk control requirements. It is also engaged in MHCB’s proprietary trading, such as foreign exchange and bond trading, and asset and liability management. This segment also includes costs incurred by headquarters functions of MHCB.

(4) MHSC

MHSC is the primary investment banking arm in the Global Corporate Group and offers wholesale securities and investment banking services, such as underwriting and trading of bonds and equities, advisory services, and structured finance, to large and international corporations, financial institutions, and public entities. After the merger with Shinko was consummated on May 7, 2009, the new MHSC has been pursuing merger synergies, with the combination of former MHSC’s wholesale business expertise and global investment banking business platform and former Shinko’s nationwide customer base and full-service securities company network, its strong distribution capabilities in the middle and retail markets as well as its strong track record in Japanese initial public offerings.

(5) Others

This segment consists of MHCB’s subsidiaries other than MHSC. These subsidiaries offer financial products and services in specific areas of business or countries mainly to customers of the Global Corporate Group.

The Global Retail Group

MHBK

MHBK is the main operating company of the Global Retail Group. MHBK provides banking and other financial services primarily to individuals, SMEs and middle-market corporations through its domestic branch and ATM network.

(6) Retail banking

This segment offers banking products and services, including housing and other personal loans, credit cards, deposits, investment products, and consulting services, to MHBK’s individual customers through its nationwide branch and ATM network, as well as telephone and Internet banking services.

(7) Corporate banking

This segment provides loans, syndicated loan arrangements, structured finance, advisory services, other banking services, and capital markets financing to SMEs, middle-market corporations, local governmental entities, and other public sector entities in Japan.

(8) Trading and others

The trading and ALM group supports the retail banking and corporate banking segments in offering derivatives and other risk hedging products to satisfy MHBK’s customers’ financial and business risk control requirements. It is also engaged in MHBK’s proprietary trading, such as foreign exchange and bond trading, and asset and liability management. This segment also includes costs incurred by headquarters functions of MHBK.

(9) MHIS

MHIS offers securities services to individuals and corporate customers of the Global Retail Group and provides those corporate customers with support in procuring funds through capital markets.

(10) Others

This segment consists of MHBK’s subsidiaries other than MHIS. These subsidiaries, such as Mizuho Capital and Mizuho Business Financial Center, offer financial products and services in specific areas of business to customers of the Global Retail Group.

The Global Asset & Wealth Management Group

(11) MHTB

MHTB is the main operating company of the Global Asset & Wealth Management Group and offers products and services related to trust, real estate, securitization and structured finance, pension and asset management, and stock transfers.

(12) Others

This segment includes companies other than MHTB which are part of the Global Asset & Wealth Management Group. These companies include Mizuho Private Wealth Management, TCSB and asset management companies. They offer products and services related to private banking, trust and custody, and asset management.

(13) Others

This segment consists of MHFG and its subsidiaries that do not belong to a specific Global Group but provide their services to a wide range of customers. Under this segment, the MHFG Group offers non-banking services including research and consulting services through Mizuho Research Institute, information technology-related services through Mizuho Information & Research Institute and advisory services to financial institutions through Mizuho Financial Strategy.

The information below for reportable segments is derived from the internal management reporting system. Management does not use information on segments’ assets to allocate resources and assess performance and has not prepared information on segment assets. Accordingly, information on segment assets is not available.

2008	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group			Others (13)	Total
	Total	MHCB				MHSC (4)	Others (5)	Total	MHBK				MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)
		Total	Domestic (1)	Inter- national (2)	Trading and others (3)				Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)
	(in billions of yen)
Gross profits:
Net interest income (expense)	368.8	293.6	180.5	73.4	39.7	(5.6)	80.8	654.4	606.9	311.0	328.9	(33.0)	0.7	46.8	55.4	53.5	1.9	(15.0)	1,063.6
Net noninterest income (expenses)	15.4	312.8	106.0	68.0	138.8	41.7	(339.1)	385.4	335.9	42.7	174.5	118.7	52.3	(2.8)	175.7	119.2	56.5	20.8	597.3

Total	384.2	606.4	286.5	141.4	178.5	36.1	(258.3)	1,039.8	942.8	353.7	503.4	85.7	53.0	44.0	231.1	172.7	58.4	5.8	1,660.9
General and administrative expenses	394.0	236.2	85.5	67.1	83.6	66.4	91.4	580.8	537.2	214.8	229.3	93.1	45.2	(1.6)	127.6	86.8	40.8	(9.1)	1,093.3
Others	(48.3)	—	—	—	—	—	(48.3)	(14.7)	—	—	—	—	—	(14.7)	(1.5)	—	(1.5)	8.1	(56.4)

Net business profits (losses)	(58.1)	370.2	201.0	74.3	94.9	(30.3)	(398.0)	444.3	405.6	138.9	274.1	(7.4)	7.8	30.9	102.0	85.9	16.1	23.0	511.2

2009	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group				Total
		MHCB				MHSC (4)	Others (5)	Total	MHBK				MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)
	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)				Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)
	(in billions of yen)
Gross profits:
Net interest income (expense)	381.3	316.5	172.7	90.1	53.7	(9.7)	74.5	648.1	603.7	327.3	297.9	(21.5)	0.4	44.0	49.8	48.6	1.2	(10.3)	1,068.9
Net noninterest income (expenses)	343.2	211.7	102.5	40.4	68.8	78.0	53.5	252.2	224.0	25.2	144.4	54.4	30.9	(2.7)	127.1	81.5	45.6	15.6	738.1

Total	724.5	528.2	275.2	130.5	122.5	68.3	128.0	900.3	827.7	352.5	442.3	32.9	31.3	41.3	176.9	130.1	46.8	5.3	1,807.0
General and administrative expenses	381.4	246.9	92.0	66.0	88.9	59.5	75.0	615.9	571.1	235.7	234.2	101.2	44.0	0.8	132.0	91.3	40.7	(5.7)	1,123.6
Others	(35.4)	—	—	—	—	—	(35.4)	(13.8)	—	—	—	—	—	(13.8)	(3.2)	—	(3.2)	(8.4)	(60.8)

Net business profits (losses)	307.7	281.3	183.2	64.5	33.6	8.8	17.6	270.6	256.6	116.8	208.1	(68.3)	(12.7)	26.7	41.7	38.8	2.9	2.6	622.6

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group				Total
		MHCB				MHSC (4)	Others (5)	Total	MHBK				MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)
2010	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)				Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)

	(in billions of yen)
Gross profits:
Net interest income (expense)	470.6	444.8	175.0	85.8	184.0	(10.7)	36.5	641.6	612.9	263.5	266.4	83.0	0.4	28.3	46.2	44.9	1.3	(6.7)	1,151.7
Net noninterest income	449.9	197.5	110.7	31.7	55.1	188.5	63.9	258.8	205.9	25.0	126.5	54.4	47.2	5.7	130.5	87.1	43.4	5.7	844.9

Total	920.5	642.3	285.7	117.5	239.1	177.8	100.4	900.4	818.8	288.5	392.9	137.4	47.6	34.0	176.7	132.0	44.7	(1.0)	1,996.6
General and administrative expenses	478.1	246.9	97.5	54.4	95.0	153.4	77.8	617.7	570.4	245.8	228.9	95.7	40.0	7.3	128.5	89.9	38.6	(11.1)	1,213.2
Others	(11.8)	—	—	—	—	—	(11.8)	(2.0)	—	—	—	—	—	(2.0)	(2.8)	—	(2.8)	(64.2)	(80.8)

Net business profits (losses)	430.6	395.4	188.2	63.1	144.1	24.4	10.8	280.7	248.4	42.7	164.0	41.7	7.6	24.7	45.4	42.1	3.3	(54.1)	702.6

Notes:
(1)	For the period before the merger of MHSC and Shinko (i.e. May 7, 2009), (4)MHSC does not include Shinko’s figures, as Shinko was an equity method affiliate for the period.
(2)	(5) Others, (10) Others, and (12) Others include elimination of transactions between companies within the Global Corporate Group, the Global Retail Group, and the Global Asset & Wealth Management Group, respectively. (13) Others include elimination of transactions between the Global Groups.

Reconciliation

As explained above, the measurement base for the internal management reporting system and the income and expenses items covered are different from the accompanying consolidated statements of income. Therefore, it is impracticable to present reconciliations of all the business segments’ information, other than net business profits, to corresponding items in the accompanying consolidated statements of income.

A reconciliation of total net business profits under the internal management reporting system for the fiscal years ended March 31, 2008, 2009 and 2010 presented above to Income (loss) before income tax expense (benefit) shown on the consolidated statements of income is as follows:

	2008	2009	2010
	(in billions of yen)
Net business profits	511.2	622.6	702.6

U.S. GAAP adjustments	120.7	(124.9)	144.1
(Provision) credit for loan losses	57.8	(567.4)	(222.1)
Net gains (losses) related to equity investments	137.6	(246.4)	34.1
Non-recurring personnel expense	(0.7)	(13.2)	(43.9)
Gains on disposal of premises and equipment	37.3	23.4	27.6
(Provision) credit for losses on off-balance-sheet instruments	(5.1)	(83.6)	24.1
Others—net (Note)	(11.7)	31.4	20.0

Income (loss) before income tax expense (benefit)	847.1	(358.1)	686.5

Note:	With respect to the hedges related to credit risk mitigation transactions, the MHFG Group recognized a gain of ¥75.2 billion recorded in Other noninterest income and a loss of ¥90.6 billion recorded in Other noninterest expenses, for the fiscal years ended March 31, 2009 and 2010, respectively. Amount for the fiscal year ended March 31, 2010 also includes a gain of ¥106.3 billion on a bargain purchase of Shinko which is included in Other noninterest income. See Note 24 “Derivative financial instruments” and Note 3 “Business combination” for further information.

Foreign activities	12 Months Ended
Mar. 31, 2010
Foreign activities

32. Foreign activities

The following table presents consolidated income statement and total assets information by major geographic area. Foreign activities are defined as business transactions that involve customers residing outside of Japan. However, as the MHFG Group’s operations are highly integrated globally, estimates and assumptions have been made for an allocation among the geographic areas.

	Japan	Americas	Europe	Asia/Oceania excluding Japan, and others	Total
	(in billions of yen)
Fiscal year ended March 31, 2008:
Total revenue (1)	3,015.1	833.3	92.5	264.3	4,205.2
Total expenses (2)	1,902.2	708.7	579.9	167.3	3,358.1

Income before income tax expense	1,112.9	124.6	(487.4)	97.0	847.1

Net income (loss)	476.9	104.4	(491.3)	85.0	175.0

Total assets at end of fiscal year	115,715.1	19,025.8	11,490.4	5,086.5	151,317.8

Fiscal year ended March 31, 2009:
Total revenue (1)	1,867.3	423.9	347.0	198.2	2,836.4
Total expenses (2)	2,424.5	262.4	364.3	143.3	3,194.5

Income before income tax expense	(557.2)	161.5	(17.3)	54.9	(358.1)

Net income (loss)	(1,276.8)	130.7	(20.2)	46.3	(1,120.0)

Total assets at end of fiscal year	115,588.4	24,995.2	9,816.0	4,683.4	155,083.0

Fiscal year ended March 31, 2010:
Total revenue (1)	2,324.3	284.5	229.6	124.7	2,963.1
Total expenses (2)	1,907.6	134.8	163.0	71.2	2,276.6

Income before income tax expense	416.7	149.7	66.6	53.5	686.5

Net income	784.5	149.2	65.5	47.5	1,046.7

Total assets at end of fiscal year	121,555.8	21,951.5	10,178.7	4,665.5	158,351.5

Notes:

(1)	Total revenue is comprised of Interest and dividend income and Noninterest income.
(2)	Total expenses are comprised of Interest expense, Provision (credit) for loan losses and Noninterest expenses.

Mizuho Financial Group, Inc., parent company	12 Months Ended
Mar. 31, 2010
Mizuho Financial Group, Inc., parent company

33. Mizuho Financial Group, Inc., parent company

The following tables present the parent company only financial information of MHFG:

Condensed balance sheets

	2009	2010
	(in millions of yen)
Assets:
Cash and due from banks	148	142
Interest-bearing deposits in other banks	15,909	14,991
Investments in subsidiaries and affiliated companies	1,669,316	4,142,271
Other	104,805	23,635

Total	1,790,178	4,181,039

Liabilities and shareholders’ equity:
Short-term borrowings	860,000	960,000
Long-term debt	—	240,000
Other liabilities	84,131	14,824
Shareholders’ equity	846,047	2,966,215

Total	1,790,178	4,181,039

Condensed statements of income

	2008	2009	2010
	(in millions of yen)
Income:
Dividends from subsidiaries	770,833	410,517	3,847
Management fees from subsidiaries	35,686	32,184	29,945
Other income	668	2,130	7,981

Total	807,187	444,831	41,773

Expenses:
Operating expenses	19,364	19,968	19,808
Interest expense	14,796	10,957	13,918
Other expense	399	79,397	4,750

Total	34,559	110,322	38,476

Equity in undistributed net income (loss) of subsidiaries	(544,130)	(1,393,076)	996,309

Income (loss) before income tax benefit	228,498	(1,058,567)	999,606
Income tax benefit	(120)	(120)	(83)

Net income (loss)	228,618	(1,058,447)	999,689

Condensed statements of cash flows

	2008	2009	2010
	(in millions of yen)
Cash flows from operating activities:
Net income (loss)	228,618	(1,058,447)	999,689
Adjustments and other	634,967	1,544,410	(908,244)

Net cash provided by operating activities	863,585	485,963	91,445

Cash flows from investing activities:
Proceeds from sales of securities of subsidiaries	60,002	79,000	—
Payments for purchases of securities of subsidiaries	(5)	(15)	(846,587)
Net change in other investing activities	(6,180)	(2,018)	15,755

Net cash provided by (used in) investing activities	53,817	76,967	(830,832)

Cash flows from financing activities:
Net change in short-term borrowings	(443,000)	(280,000)	100,000
Proceeds from issuance of long-term debt	—	—	240,000
Proceeds from issuance of common stock	—	—	529,200
Purchases of treasury stock	(371,566)	(150,359)	(5)
Dividends paid	(102,942)	(133,723)	(130,802)
Net change in other financing activities	99	1,207	988

Net cash provided by (used in) financing activities	(917,409)	(562,875)	739,381

Net increase (decrease) in cash and due from banks	(7)	55	(6)
Cash and due from banks at beginning of fiscal year	100	93	148

Cash and due from banks at end of fiscal year	93	148	142

Subsequent events	12 Months Ended
Mar. 31, 2010
Subsequent events

34. Subsequent events

Making Orient Corporation an equity method affiliate

On May 14, 2010, the board of directors of MHFG resolved that its consolidated subsidiaries, MHBK and MHCB, would convert certain preferred shares of Orient Corporation (“Orico”) owned by MHBK and MHCB into the common shares of Orico and make Orico an equity method affiliate of MHFG in around the six months period ending September 30, 2010. Following the effective acquisition of such common shares, the MHFG Group will hold 27.2% of the voting rights of Orico.

Issuance of new shares and secondary offering of shares

On June 25, 2010, the board of directors of MHFG resolved to conduct a global offering consisting of 1) an issuance of new shares by way of underwritten offering, 2) a secondary offering of shares in relation to the overallotment in Japan and 3) an issuance of new shares by way of third-party allotment. The increase in common stock as a result of the issuance of new shares equals the total amount of (a) ¥702,639 million, the aggregate amount paid through the “Issuance of new shares by way of underwritten offering”, and (b) ¥48,981 million, the aggregate amount paid through the “Issuance of new shares by way of third-party allotment” less stock issuance expenses. As a result of the issuance of new shares by way of underwritten offering, the conversion price and the floor price of the conversion price (applied to conversion price adjustments and at the end of the conversion period) of Eleventh series class XI preferred stock were adjusted to be ¥286.20 on July 22, 2010. The conversion price and the floor price are expected to be adjusted again following the issuance of new shares by way of third-party allotment.

The following table describes the details of the issuance of new shares by way of underwritten offering:

Description
Number of shares offered:	5,609,000,000 shares

Total amount paid:	702,639,430,000 Japanese Yen

Payment date:	July 21, 2010

The following table describes the details of the secondary offering of shares in relation to the overallotment in Japan:

Description
Number of shares sold:	391,000,000 shares

Total amount of the selling price:	50,830,000,000 Japanese Yen

Delivery date:	July 22, 2010

The following table describes the details of the issuance of new shares by way of third-party allotment:

Description
Number of shares to be issued:	391,000,000 shares

Total amount to be paid:	48,980,570,000 Japanese Yen

Payment date:	July 30, 2010